As filed with the Securities and Exchange Commission on February 29, 1996


                             Registration No. 2-75503



                        SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, D.C.  20549


                                     FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   (X)


           Pre-Effective Amendment No.
                                                                            (
)

          Post-Effective Amendment No.  43

(X)


                                      and/or


                  REGISTRATION STATEMENT UNDER THE INVESTMENT

                                COMPANY ACT OF 1940


                               Amendment No.  43
                                                        (X)


                            MAXIM SERIES FUND, INC.

              (Exact Name of Registrant as Specified in Charter)

                              8515 E. Orchard Road

                            Englewood, Colorado  80111


            Registrant's Telephone Number, including Area Code:  (303)
689-3000


                                  W. T. McCallum

                     President and Chief Executive Officer

                    Great-West Life & Annuity Insurance Company

                              8515 E. Orchard Road

                           Englewood, Colorado  80111


                    (Name and Address of Agent for Service)


                           Copies of Communications to:

                             James F. Jorden, Esquire


                        Jorden Burt Berenson & Johnson, LLP

                         1025 Thomas Jefferson St. N. W.

                                   Suite 400 East

                           Washington, D. C. 20007-0805


               It is proposed that this filing will become effective (check appropriate box)

                                  immediately upon filing pursuant to paragraph
(b) of Rule 485
                               X  on February 29, 1996 pursuant to paragraph (b)
of Rule 485
                                  60 days after filing pursuant to paragraph
(a)(1) of Rule 485
                                  on            pursuant to paragraph (a)(1) of
Rule 485
                                  75 days after filing pursuant to paragraph
(a)(2) of Rule 485
                                  on            pursuant to paragraph (a)(2) of
Rule 485.

                              If appropriate, check the
following:

                                  this post-effective amendment designates a new
effective date for
                                  a previously filed post-effective amendment

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940.  The Rule 24F-2
Notice for Registrant's fiscal year was filed December 29, 1995.

                                      MAXIM SERIES FUND, INC.

                        REGISTRATION STATEMENT ON FORM N-1A

                               CROSS-REFERENCE SHEET

                                                                    PART A

Form N-1A Item
                                                  Prospectus Caption

1.   Cover Page
                                                   Cover Page
2.   Synopsis
                                                                       Not
Applicable
3.   Condensed Financial
                            Information
                                                   Financial Highlights
4.   General Description
                             of Registrant
                                                   Introduction; Fund

                                                   Portfolios; The Fund and Its

                                                   Shares
5.   Management of the Fund

Management of the Fund
6.   Capital Stock and
                             Other Securities
                                                  The Fund and Its Shares
7.   Purchase of Securities
                             Being Offered
                                                   Introduction; Purchase and

                                                   Redemption of Shares;

                                                   Valuation of Shares
8.   Redemption or Repurchase
                                                   Purchase and Redemption of

                                                   Shares
9.   Pending Legal Proceedings
                                                                       Not
Applicable

                                                                    PART B


                               Statement of Additional
Form N-1A Item
                                                  Information Caption

10.  Cover Page
                                                   Cover Page
11.  Table of Contents
                                                   Table of Contents
12.  General Information
                            and History
                                                   Not Applicable
13.  Investment Objectives
                             and Policies
                                                   The Fund Portfolios
14.  Management of the
                             Registrant
                                                  Management of the Fund
15.  Control Persons
                             and Principal
                                                   Purchase and Redemption of
        Holders of Securities
                                                  Shares
16.  Investment Advisory and
                            Other Services
                                                   Management of Fund
17.  Brokerage Allocation
                                                   Portfolio Transactions and

                                                  Brokerage
18.  Capital Stock and
                             Other Securities
                                                 Not Applicable
19.  Purchase, Redemption
                             and Price of
                                                  Purchase and Redemption of
        Securities Being Offered
                                                   Shares
20.  Tax Status
                                                   Taxes
21.  Underwriters
                                                   Not Applicable
22.  Calculation of Yield
                            Quotations
                                                   Calculation of Yields
     of Performance Data
                                                   and Total Return
23.  Financial Statements
                                                   Financial Statements

                                                                    PART C

Form N-1A Item
                                                   Part C Caption

24.  Financial Statements
 and Exhibits
                                                  Financial Statements and

                                                  Exhibits
25.  Persons Controlled
by or Under Common Control
                                                  Persons Controlled by

                                                   or Under Common Control
26.  Number of Holders of
                                                   Number of Holders of
                             Securities
                                                    Securities
27.  Indemnification
                                                   Indemnification
28.  Business and Other
                                                   Business and Other
 Connections

Connections
        of Investment Adviser
                                                                       of
Investment Adviser

29.  Principal Underwriters

Principal Underwriters
30.  Location of Accounts
                                                   Location of Accounts

         and Records
                                                                       and
Records
31.  Management Services
                                                   Management Services
32.  Undertakings
                                                  Undertakings
33.  Signatures
                                                   Signatures

                              MAXIM SERIES FUND, INC.

                  8515 E. Orchard Rd., Englewood, Colorado 80111

                             Phone No. (303) 689-3000

        Maxim Series Fund, Inc. (the Fund), an open-end management investment company, includes the following non-diversified investment portfolio: the Maxim Vista Growth &
Income Portfolio (the "Vista Portfolio").

        The investment objective of the Vista Portfolio is to seek long-term capital appreciation and to provide dividend income primarily through a broad portfolio (i.e., at least 80% of its assets under normal circumstances) of common stock. The
Vista Portfolio seeks to achieve its objective by investing all of its investible assets in the Growth & Income Portfolio ("Growth & Income"), a non-diversified open-end management investment company. Growth & Income seeks to achieve its investment objective, which is identical to the investment objective of the Vista Portfolio, by investing its assets in a portfolio of stocks of issuers (including foreign issuers) ranging from small to medium to large capitalizations.

        This Prospectus sets forth concisely the information about the Vista Portfolio that prospective investors ought to know before investing.

        Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge by calling or writing the Fund. The
Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          THIS PROSPECTUS SHOULD BE READ

                        AND RETAINED FOR FUTURE REFERENCE.



                       THE GREAT-WEST LIFE ASSURANCE COMPANY

                                Investment Adviser



               The date of this Prospectus is February 29, 1996.

                                FINANCIAL HIGHLIGHTS
Selected Data for a Share of Capital Stock For the Period
December 21, 1994 (Inception) to October 31, 1995


                      MAXIM VISTA GROWTH & INCOME PORTFOLIO1


                                                  Period Ended October 31, 1995


Net Asset Value, Beginning of Period

                                  $1.0000

Income From Investment Operations



Net Investment Income

                                   0.0174

Net Gains or Losses on Securities
 (realized or unrealized)

                                   0.2133

Total Income From Investment Operations

                                  0.2307

Less Distributions

Dividends (from net investment income)

                                  (0.0174)

Total Distributions

                                  (0.0174)

Net Asset Value, End of Period

                               $1.2133


Total Return 2/3

                             27.30%

Net Assets, End of Period

                                  $49,403,163

Ratio of Expenses to Average Net Assets3


                              1.01%

Ratio of Net Investment Income
        to Average Net Assets3

                                  2.21%

Portfolio Turnover Rate4

                                 0.00


1.  The portfolio commenced operations on December 21, 1994.

2. The performance shown does not reflect fees or expenses deducted at the separate account level.

3.  Annualized.

     4.  All purchases and sales were of another Investment
Company.

                                               INTRODUCTION

        Maxim Series Fund, Inc. (the Fund) is an open-end management investment company (a mutual fund) that sells its shares to the Maxim Series Account, FutureFunds Series Account, FutureFunds II Series Account, Retirement Plan Series Account and Pinnacle Series Account of Great-West Life & Annuity Insurance Company (GWL&A) and to the TNE Series
(k) Account (collectively "Series Accounts") of The New England Mutual Life Insurance Company ("TNE"). The shares in the Series Accounts are currently used to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies (the Variable Contracts) issued by GWL&A and TNE. For information concerning your rights under a variable contract, see the applicable Series Account prospectus. Shares of the Fund are, and may in the future be, used to fund benefits under other contracts issued by GWL&A or its affiliates, TNE or its affiliates, and other insurance companies. The Great-West Life Assurance Company (Great-West) is the Investment Adviser for the Fund and the Vista Portfolio. The investment adviser of Growth & Income is The Chase Manhattan Bank, N.A. ("Chase"), One Chase Manhattan Plaza, New York, New York 10081.


                                THE FUND PORTFOLIOS

        The Vista Portfolio has its own investment objective and investment strategy. The investment objective may not be changed without a vote of a majority of the shares of the Vista Portfolio. A more detailed description of the Vista Portfolio's investment policies and a glossary further describing certain investment securities mentioned in the discussion that follows are contained in the Statement of Additional Information. Unlike other portfolios of the Fund which directly acquire and manage their own portfolio of securities, the Vista Portfolio will seek to achieve its objectives by investing all of its investible assets in Growth & Income. The Vista Portfolio has an investment objective that is identical to the investment objective of Growth & Income. The various investments of and techniques employed by Growth & Income are discussed under "Maxim Vista Growth & Income Portfolio", below.

        Smaller funds investing in Growth & Income may be materially affected by the actions of larger funds invested in Growth & Income. For example, if a large fund withdraws from Growth & Income, the remaining funds may experience higher pro rata operating expenses, thereby producing lower
returns,    or     Growth & Income may become less diverse,
resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large and/or institutional investors.) Also, funds with a greater pro rata ownership in Growth & Income could have effective voting control of the operations of Growth & Income. Whenever the Fund is requested to vote on matters pertaining to Growth & Income, the Fund will hold a meeting of shareholders of the Vista Portfolio and will cast all of its votes in the same proportion as do the Vista Portfolio's shareholders. See "The Fund And Its Shares" in this prospectus for additional information regarding shareholders of the Fund.

        The Vista Portfolio may withdraw its investment in Growth & Income at any time without shareholder approval if the Board of Directors of the Fund decides it is in the best interest of the Vista Portfolio to do so. Upon any such withdrawal, the Board will consider what action may be taken, including the investment of assets of the Vista Portfolio in another underlying mutual fund having the same investment objective as the Vista Portfolio or the retention of an investment adviser to manage the Vista Portfolio's assets in accordance with the investment objective. The investment objective of the Vista Portfolio, however, and the investment objective of Growth & Income, can only be changed with shareholder approval. There is no assurance that the Vista Portfolio's investment objective will be achieved nor is there any assurance that Growth & Income's investment objective will be achieved.

        Certain changes in Growth & Income's fundamental objectives, policies and restrictions could require the Vista Portfolio to redeem its interest. Any such redemption could result in a distribution in kind of securities (as opposed to cash distribution) by the underlying mutual fund. Should such a distribution occur, the Vista Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Vista Portfolio and could affect adversely the liquidity of the Vista Portfolio.

        Following is a description of the Vista Portfolio that will be managed on the basis described above.

Maxim Vista Growth & Income Portfolio

        The investment objective of the Vista Portfolio is to seek long-term capital appreciation and to provide dividend income primarily through a broad portfolio (i.e., at least 80% of its assets under normal circumstances) of common stock. The
Vista Portfolio seeks to achieve its objective by investing all of its investible assets in the Growth & Income, a non-diversified open-end management investment company managed by Chase. Growth & Income seeks to achieve its investment objective, which is identical to the investment objective of the Vista Portfolio, by investing its assets in a portfolio of stocks of issuers (including foreign issuers) ranging from small to medium to large capitalizations. Foreign investments can involve risk, however, that may not be present in domestic securities. Please see "Foreign
Investment Risks" in this prospectus.

        For the most part, Growth & Income will pursue a "contrary opinion" investment approach, selecting common stocks that are currently out of favor with investors in the stock market. These securities are usually characterized by a relatively low price/earnings ratio (using normalized earnings), a low ratio of market price to book value, or underlying asset values that are believed to be not fully reflected in the current market price. It is believed that the market risk involved in this policy will be moderated somewhat by the anticipated dividend returns on the stocks to be held by Growth & Income.

        Growth & Income normally will be fully invested and will, in normal circumstances, invest at least 80% of its assets in common stocks. However, Growth & Income reserves the right to invest up to 100% of its assets in cash, cash equivalents and debt securities for temporary defensive purposes during periods that it is considered to be particularly risky for investment in common stocks.

        Growth & Income may enter into stock index futures contracts, options on stock index futures contracts, options on stock indexes and options on equity securities, for the purpose of hedging its portfolio. These investment practices involve certain special risks. Please see the Statement of Additional Information concerning more detailed information about these practices.

        To the extent the assets of Growth & Income are not invested in common stocks, they will consist of or be invested in cash, cash equivalents and short-term debt securities, such as U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

Foreign Investment Risks

        Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

        There may be less information publicly available about a foreign corporate or government issuer than about a U.S.
issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

        Growth & Income's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

        Most foreign securities held by Growth & Income will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to Growth & Income in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Growth
& Income's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Growth & Income's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Growth & Income's assets and on the net investment income available for distribution may be favorable or unfavorable.

        Growth & Income may incur costs in connection with conversions between various currencies. In addition, Growth & Income may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when Growth & Income declares and pays a dividend, or between the time when Growth & Income accrues and pays an operating expense in U.S. dollars.

Foreign Currency Exchange Transactions

        Growth & Income may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. For example, Growth & Income may engage in foreign currency exchange transactions in connection with the purchase and sale of securities
("transaction hedging") and to protect against changes in the value of specific positions ("position hedging").

        Growth & Income may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which Growth & Income contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in securities denominated in that foreign currency.

        If conditions warrant, Growth & Income may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes Growth & Income may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

        Growth & Income may engage in position hedging to protect against the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities Growth & Income intends to buy are denominated, when Growth & Income holds cash or short-term investments). For position hedging purposes, Growth & Income may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, Growth & Income may also purchase or sell foreign currency on a spot basis.

        Growth & Income's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. "Cross hedging" activities may be engaged in when it is believed that such transactions provide significant hedging opportunities. Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

        Hedging transactions involve costs and may result in losses. Growth & Income will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when it is believed the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which investments may be dominated.

        Hedging transactions may also be limited by tax considerations. Hedging transactions may affect the character or amount of distributions.

        Growth & Income may invest in other types of certain futures contracts and options which entail certain risks. Please see the Statement of Additional Information for a complete discussion of these investment techniques and risks associated therewith.



                     MANAGEMENT OF THE FUND AND GROWTH & INCOME

        Overall responsibility for management and supervision of the Fund rests with the Fund's Directors and overall responsibility for management and supervision of Growth &
Income rests with Trustees of Growth & Income. The Fund currently has five Directors, three of whom are not interested persons of the Fund within the meaning of that term under the Investment Company Act of 1940. The Board of Directors of the Fund meets regularly four times each year and at other times as necessary. By virtue of the functions performed by Great-West as Investment Adviser to the Fund and The Chase Manhattan Bank, N.A. ("Chase") as investment adviser to Growth & Income, the Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund. These officers are employees of Great-West and receive compensation from it.
The Statement of Additional Information contains the names of, and general background information regarding, each Director and executive officer of the Fund and each Trustee and executive officer of Growth & Income.

Investment Adviser of the Fund

        Great-West, located at 8515 E. Orchard Rd., Englewood, Colorado 80111, serves as the Fund's investment adviser. Through Power Corporation of Canada, a holding and management company, Great-West is controlled by a Canadian investor, Paul Desmarais, and his associates. Great-West presently acts as the investment adviser for Great-West Variable
Annuity Account A, a separate account of GWL&A registered as a management investment company, and certain non-registered, qualified corporate pension plan separate accounts of GWL&A. Great-West is a registered investment adviser with the Securities and Exchange Commission.

        Subject to the supervision and direction of the Fund's Board of Directors, Great-West generally manages the Fund's portfolios in accordance with the Fund's stated investment objectives and policies, makes investment decisions for the Fund and places orders to buy and sell securities on behalf of the Fund. The investment adviser to Growth & Income, in which the Vista Portfolio invests all its assets, manages Growth & Income in accordance with Growth & Income's stated investment objectives and policies, making investment decisions for Growth & Income and placing orders to buy and sell securities on behalf of Growth & Income. Great-West will be responsible for accounting and administration of the Vista Portfolio only.

                            With respect to the Vista Portfolio, Great-West
shall
be responsible for all expenses, except extraordinary expenses. Great-West performs certain accounting and administrative services for the Vista Portfolio and will receive monthly compensation at the annual rate of 0.53% for its services provided with respect to the Vista
Portfolio.

Investment Adviser of Growth & Income

        Chase manages the assets of Growth & Income pursuant to an investment advisory agreement dated November 15, 1993. The day-to-day co-managers for Growth and Income are Dave Klassen and Greg Adams, Vice Presidents of Chase. Mr. Klassen, Head of U.S. Equity Funds Management and Research for Chase, is also primarily responsible for the day-to-day management of the Capital Growth Portfolio for which Chase is investment adviser, as well as several pooled equity funds. Mr. Klassen joined Chase in March of 1992. Prior to that he spent 11 years at Dean Witter Reynolds as Vice President and Portfolio Manager, responsible for a number of mutual funds and individual accounts.

        Mr. Adams, Director of U.S. Equity Research for Chase, is also responsible for managing the Vista Equity Fund, the Vista Equity Income Fund and co-manages the Vista Balanced
Fund all of which are managed by Chase, as well as a number of Chase's pooled equity funds. Mr. Adams joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process.

        For its investment advisory services, Chase will receive an annual fee computed daily and paid monthly at an rate equal to .40% of Growth & Income's average daily net assets. Chase may, from time to time, voluntarily waive all or a portion of its fees payable under the Advisory Agreement.

        Chase, a wholly owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Its headquarters are at One Chase Manhattan Plaza, New York, New York 10081. Chase is one of the largest commercial banks in the United States and The
Chase Manhattan Corporation is one of the largest bank holding companies in the United States. The Chase Manhattan Corporation through various subsidiaries provides personal, corporate and institutional investment management services. Chase, including its predecessor organizations, has over 100 years of money management experience and renders investment advisory services to others. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

                            On August 27, 1995, The Chase Manhattan Corporation
announced its entry into an Agreement and Plan of Merger (the
"Merger Agreement") with Chemical Banking Corporation
("Chemical"), a bank holding company, pursuant to which The
Chase Manhattan Corporation will merge with and into Chemical
(the "Holding Company Merger").  Under the terms of the
Merger Agreement, Chemical will be the surviving corporation in the Holding Company Merger, which will create the second largest bank holding company in the United States based on assets. The consummation of the Holding Company Merger is subject to certain closing conditions. On December 11, 1995, the respective shareholders of The Chase Manhattan
Corporation and Chemical voted to approve the Holding Company
Merger. The Holding Company Merger is expected to be completed on or about March 31, 1996.

                            Subsequent to the Holding Company Merger, it is
expected that the adviser to Growth & Income, The Chase
Manhattan Bank, N.A., will be merged with and into Chemical
Bank, a New York State chartered bank ("Chemical Bank")(the
"Bank Merger" and together with the Holding Company Merger, the "Mergers"). The surviving bank will continue operations under the name The Chase Manhattan Bank (as used herein, the term "Chase" refers to The Chase Manhattan Bank, N.A. and its successor in the Bank Merger, and the term "Adviser" means
Chase (including its successor in the Bank Merger) in its capacity as investment adviser to Growth & Income). The consummation of the Bank Merger is subject to certain closing conditions, including the receipt of certain regulatory approvals. The Bank Merger is expected to occur in July
1996.





                            Chemical is a publicly owned bank holding company
incorporated under Delaware law and registered under the Federal Bank Holding Company Act of 1956, as amended. As of
December 31, 1995, through its direct or indirect subsidiaries, Chemical managed more than $57 billion in assets, including approximately $6.9 billion in mutual fund assets in 11 mutual fund portfolios. Chemical Bank is a wholly owned subsidiary of Chemical and is a New York State chartered bank.

        Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of Growth & Income, including outstanding loans to issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase will not invest Growth &
Income's assets in any U.S. Government obligation, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by Growth &
Income. Chase has informed Growth & Income that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for Growth & Income as custodian, or in the possession of any affiliate of Chase.

        Chase has been advised by its legal counsel that it may provide the services described above, without violating the federal banking law commonly known as the Glass-Steagall Act
("Act"). The Act generally bars banks from publicly underwriting or distributing certain securities.

        The U.S. Supreme Court in its 1981 decision in Board of Governors of the Federal Reserve System v. Investment Company Institute determined that, consistent with the requirements of the Act, a bank may serve as an investment adviser to a registered, closed-end investment company. Other decisions of banking regulators have supported the position that a bank may act as investment adviser to a registered, open-end investment company. Based on the advice of its counsel, Chase believes that the Court's decision, and these other decisions of banking regulators, permit it to serve as investment adviser to a registered, open-end investment company.

        Possible future changes in federal law or administrative or judicial interpretations of current or future law, however, could prevent Chase from continuing to perform investment advisory services for Growth & Income. If that occurs, Growth & Income's Board of Trustees promptly would seek to obtain for Growth & Income the services of another qualified adviser. Although no assurances can be given, Growth &
Income believes that, if necessary, the transfer to a new adviser could be accomplished without undue disruption to operations.

                           Chase also serves as administrator to Growth &
Income
and is entitled to a fee computed daily and paid monthly at an annual rate equal to 0.05% of Growth & Income's average daily net assets. Chase may, from time to time, voluntarily waive all or a portion of its administrative fees.

        Additionally, expenses attributable to and payable by the Growth & Income Portfolio, currently at the annual rate of 0.02% of Growth & Income's average daily net assets, are paid monthly. Expenses include, but are not limited to, expenses connected with the execution, recording and settlement of security transactions; fees and expenses of Growth & Income's custodian for all services to Growth & Income, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government officers and commissions; and expenses of meetings of investors.

                         DIVIDENDS, DISTRIBUTIONS AND TAXES

                            Dividends from the investment income of the Vista
Portfolio shall be declared and reinvested quarterly in additional shares of Growth & Income at net asset value.
Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been realized and are reinvested in additional shares of Growth & Income at net asset value.

        The Fund has qualified, and intends to continue to qualify, as a registered investment company under Subchapter M of the Internal Revenue Code (Code). Each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes. The Fund intends to distribute all of its net income so as to avoid any Fund-level tax. Therefore, dividends derived from interest and distributions of any realized capital gains will be taxable, under Subchapter M, to the Fund's shareholders, which in this case are GWL&A's
Series Accounts. The Fund also intends to distribute sufficient income to avoid the imposition of the Code Section
4982 excise tax.

        For a discussion of the taxation of GWL&A or TNE and the Series Accounts, see Federal Tax Considerations included in the applicable Series Account prospectus.


                        PURCHASE AND REDEMPTION OF SHARES

        Shares of the Fund (i.e., its Portfolios) are sold and redeemed at their net asset value next determined after initial receipt of purchase order or notice of redemption without the imposition of any sales commission or redemption charge. However, certain deferred sales and other charges may apply to the variable contracts. Such charges are described in the applicable Series Account prospectus.


                                VALUATION OF SHARES

        A portfolio's net asset value per share is determined as of 4:00 p.m., EST/EDT time once, daily, Monday through Friday, except on: (i) holidays on which the New York Stock Exchange is closed, or (ii) on days on which Growth & Income is not valued.

        Since the Vista Portfolio will invest all its investible assets in Growth & Income, the value of the Vista Portfolio's shares will be equal to the value of its beneficial interests in Growth & Income. If the securities owned by Growth &
Income increase in value, the value of the Vista Portfolio's shares will increase. If the securities owned by Growth & Income decrease in value, the value of the Vista Portfolio's shares will also decline. In this way, investors participate in any change in the value of the securities owned by Growth
& Income.


                              THE FUND AND ITS SHARES

        The Fund was incorporated under the laws of the State of Maryland on December 7, 1981 and is registered with the Securities and Exchange Commission as a diversified, open-end, management investment company. The Fund commenced operations on February 25, 1982.

        The Fund offers a separate class of common stock for each portfolio. All shares will have equal voting rights, except that only shares of a respective portfolio will be entitled to vote on matters concerning only that portfolio. Each issued and outstanding share of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by that portfolio and, upon liquidation or dissolution, to participate equally in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of Directors can elect all of the Directors of the Fund if they choose to do so and, in such event, holders of the remaining shares would not be able to elect any Directors.

        The Series Accounts, as part of GWL&A or TNE, and Great-West, which provided the Fund's initial capitalization, and the affiliates of Great-West or TNE, will be holders of the shares and be entitled to exercise the rights directly as described in the applicable Series Account prospectus. Whenever the Fund is requested to vote on matters pertaining to Growth & Income, the Fund will hold a meeting of shareholders of the Vista Portfolio and will cast all of its votes in the same proportion as do the Vista Portfolio's shareholders.

        The Fund offers its shares to the Series Accounts. For various reasons, it may become disadvantageous for one or more of the Series Accounts to continue to invest in Fund shares. In such an event, one or more Series Accounts may redeem its Fund shares. For further information, see the Statement of Additional Information.

                           PERFORMANCE RELATED INFORMATION

        The Fund may advertise certain performance related information. Performance information about the Fund is based on the Vista Portfolio's and/or Growth & Income's past performance only and is no indication of future performance.

        The Fund may include total return in advertisements or other sales materials regarding the Vista Portfolio. When the Fund advertises the total return of one its portfolios, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Vista
Portfolio and Growth & Income have not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). The performance of the Vista Portfolio will be affected by charges and fees at the separate account level.

        The Vista Portfolio may also advertise its yield in addition to total return. This yield will be computed by dividing the net investment income per share earned during a recent one-month period by the net asset value of a Vista Portfolio share (reduced by any dividend expected to be paid shortly out of Vista Portfolio income) on the last day of the period.


                               GENERAL INFORMATION

Reports to Shareholders

        The fiscal year of the Vista Portfolio and Growth & Income ends on October 31 of each year. The Fund will send to its shareholders, at least semi-annually, reports of the Vista
Portfolio and other information. An annual report, containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

Custodian for the Fund and Growth & Income

        Morgan Guaranty Trust Company of New York ("Morgan"), New
York City, New York, acts as custodian of the Fund's assets.
Morgan has custody of the Fund's assets held within and outside the United States. Morgan holds the Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund.

        The custodian of Growth & Income's assets is Chase, whose duties include safeguarding and controlling Growth & Income's cash and securities and other related functions.

Independent Auditors for the Fund and Growth & Income

        Deloitte & Touche LLP has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to annual ratification by the Fund's shareholders.

        Price Waterhouse LLP has been selected as the independent auditors of Growth & Income.

Legal Counsel for the Fund

                            Jorden Burt Berenson & Johnson, LLP is counsel
for the
Fund.

Additional Information

        The telephone number or the address of the Fund appearing on the front page of this prospectus should be used for requests for additional information.






                               MAXIM SERIES FUND, INC.

                                  Vista Portfolio




                        STATEMENT OF ADDITIONAL INFORMATION


                            This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. A copy of the Prospectus may be obtained from the Fund by writing the Fund at 8515 E. Orchard Rd., Englewood, Colorado 80111 or by calling the Fund at (303) 689-3000.







                           THE GREAT-WEST  LIFE ASSURANCE

                                      COMPANY

                                Investment Adviser





                The date of the Prospectus to which this Statement

                 of Additional Information relates and the date of

                   this Statement of Additional Information is

                              February 29, 1996.

                                 TABLE OF CONTENTS













Page

Sale of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . 3

The Fund Portfolios. . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . 3

        Description of Investment Securities . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . 3
        Information About Securities Ratings . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .11
        Investment Limitations . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .13
        Lending of Portfolio Securities. . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .14

Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .15

        The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
15

                            Directors and Officers . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .15
                            The Investment Adviser . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16
                            Advisory Fee . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .16

        The Growth & Income Portfolio. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .16

                            Trustees and Officers. . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . .16
                            The Investment Adviser of Growth & Income. . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .17
                            The Growth & Income Administrator

19

Purchase and Redemption of Shares
19

Calculation of Yield . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20

Calculation of Total Return                            . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
21

Price Make-Up Sheet. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .22

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .23

                                   SALE OF SHARES

        Shares of the Fund are sold to the FutureFunds Series Account, FutureFunds II Series Account, Qualified Series Account and Maxim Series Account, which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A. Shares of the Fund are also sold to TNE Series (K) Account of New England Mutual Life Insurance Company ("TNE") to fund benefits under variable annuity contracts. Shares of the Fund are also sold to the Pinnacle Series Account, a separate account established by GWL&A to fund variable life insurance policies. Shares of the Fund are, and in the future may be, sold to other separate accounts of GWL&A, its affiliates or other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although no such disadvantages are currently foreseen either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policyowners and contract owners and to determine what action, if any, should be taken in response thereto.
Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by policyowners and those given by contract owners.


                                THE FUND PORTFOLIOS

        The discussion that follows provides supplemental information to the discussion captioned "The Fund Portfolios" in the Prospectus.

        The Fund commenced operations as a management investment company in 1982. The Maxim Vista Growth and Income Portfolio
(the "Vista Portfolio") was added effective December 21,
1994.

Description of Investment Securities

1. Asset-Backed Securities. Asset-backed securities may
                            be classified as pass-through certificates of collateralized obligations. They depend primarily on
                            the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or
                            any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic
                            and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or
                            less than the anticipated yield to maturity.

                            Pass-through certificates are asset-backed
securities
                            which represent an undivided fractional ownership interest in any underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain
                            costs and expenses incurred in administering the
pool.
                            Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults
                            by the obligors on the underlying assets not covered by any credit support.

                            Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations,
                            are generally issued as the debt of a special
purpose
                            entity organized solely for the purposes of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing the debt instrument are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the security and any credit support provided. As a result, although payments on such securities are obligations of the issuers, in the event of a default
                            on the underlying assets not covered by credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the
                            related asset-backed securities.

2. Bankers' Acceptance. A bankers' acceptance is a t ime
                            draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer
                            or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the
                            maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets
                            prior to maturity. The Fund generally will not invest in acceptances with maturities exceeding 7 days
                            where to do so would tend to create liquidity problems.

3. Certificate of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable
                            certificate issued by a commercial bank or
savings and
                            loan association against funds deposited in the issuing institution.

4.                          Collateralized Mortgage Obligations.  A
Collateralized
                            Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National
Mortgage
                            Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash
                            flow from the collateral.  The trust can redirect
cash
                            flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also
                            be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest
                            only to one bond and principal only to another
bond.
                            Variable rate or floating coupon bonds are also
often
                            created through the use of CMO's.

5. Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

6. Covered Options. There are two types of covered options. A covered call option gives the purchaser the right to buy the underlying securities from the seller at a stated exercise price. In writing a covered call option, the seller must own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A covered put
                            option gives the purchaser the right to sell the underlying securities at a stated price. In the c ase
                            of a covered put option, the seller will hold cash and/or high-grade short-term debt obligations equal to
                            the price to be paid if the option is exercised.
 The
                            seller will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. Combinations of covered puts and calls may be written on the same underlying security.

                            Put options may be purchased to protect its
portfolio
                            holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option because the holder of the option is able to sell the underlying security at the
                            put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the seller will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

                            Premiums are received from writing a put or call option, which increases the return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship
                            between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining
                            until expiration, current interest rates, and the effect of supply and demand in the options market
 and
                            in the market for the underlying security.  By
writing
                            a call option, the seller limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in
                            the value of the underlying security. By writing a put option, the seller assumes the risk that it may be
                            required to purchase the underlying security for an exercises price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

                            Call options may be purchased to hedge against an increase in the price of securities that the purchaser
                            wants ultimately to buy. Such hedge protection is provided during the life of the call option since the
                            holder of the call option is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise
                            sufficiently above the exercise price to cover the premium and transactions costs.

                            Special risks are presented by internationally-
traded
                            options. Because of time differences, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are
                            closed.  As a result, option premiums may not
 reflect
                            the current prices of the underlying interest in the United States.

7. Dealer (Over-the-Counter) Options. A dealer option is
                            an option which is not traded on an exchange and may be exercised through the dealer from whom it had purchased the option. If a Portfolio were to purchase
                            a dealer option, failure by the dealer to perform on the option would result in the loss of the premium paid as well as loss of the expected benefit of the transaction.

                            Dealer options do not have a continuous liquid m
arket
                            as do exchange-traded options. Consequently, the value of a dealer option may be realized only be exercising it or reselling it to the dealer who issued
                            it. Dealer options will only be entered into with dealers who will agree to and which are expected to be
                            capable of entering into closing transactions; however, there can be no assurance the a dealer option
                            may be liquidated at a favorable price at any time
                            prior to expiration.   In the event of an insolvency
                            of the contra party, a dealer option may not be liquidated.

                            The staff of the SEC has taken the position that purchased dealer options and the assets used to secure
                            the written dealer options are illiquid securities. The cover used for written over-the-counter options may be treated as liquid if the dealer agrees that the
                            over-the-counter option which the dealer has written may be repurchased for a maximum price to be calculated by a predetermined formula. In such cases,
                            the over-the-counter option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of
                            the option. Accordingly, dealer options will be treated as subject to the limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its
                            treatment of such instrument accordingly.

8. Eurodollar Certificate of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

9. Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of
                            the interest rate on a one to six month rollover basis.

10. Forward Contracts. A forward contract involves an obligation to purchase or sell a specific currency at
                            a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
                            These contracts may be bought or sold to protect the seller, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. Forward contracts can be used to protect the value of
                            a seller's investment securities by establishing a rate of exchange that the seller can achieve at some future point in time; they do not simulate fluctuations in the underlying prices of the securities. Additionally, although forward contracts
                            tend to minimize the risk of loss due to a d
ecline in
                            the value of the hedged currency, at the same time, they tend to limit any potential gains that might result should the value of such currency increase.

11. Hybrid Instruments. Hybrid instruments have recently
                            been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid
                            instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or
                            equity securities index.  Hybrid instruments may
take
                            a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of
                            a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities,
                            options, futures and currencies, including
volatility
                            and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the
                            same time.

12. Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to
                            take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of
                            the contract and the price at which the agreement is made. No physical delivery of the underlying security
                            in the index is made. When purchasing an index futures contract or selling index futures, (1) a segregated account consisting of cash, U.S.
Government
                            securities, or other liquid high-grade debt
securities
                            must be maintained with the custodian bank (and
marked
                            to market daily) which, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract; or (2) the Fund must "cover" its position.

13. Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser acquires ownership of a debt security and the seller agrees to
                            repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the purchaser, reflecting an agreed upon market rate of interest for the period from the time of purchase of the security to the settlement date (i.e., the time
                            of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A purchaser will only enter repurchase agreements with underlying securities consisting of U.S.
Government or
                            government agency securities, certificates of
deposit,
                            commercial paper or bankers' acceptances, and
will be
                            entered only with primary dealers. While investment in repurchase agreements may be made for periods up to
                            30 days, it is expected that typically such periods will be for a week or less. The staff of the Securities and Exchange Commission has taken the position that repurchase agreements of greater than 7
                            days should be limited to an amount not in excess of 10% of a purchaser's total assets.

                            Although repurchase transactions usually do not im
pose
                            market risks on the purchaser, the purchaser
would be
                            subject to the risk of loss if the seller fails to repurchase the securities for any reason and the v alue
                            of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, the purchaser may incur disposition costs in
                            connection with liquidating the securities.
Moreover,
                            if the seller is insolvent and bankruptcy
proceedings
                            are commenced, under current law, the purchaser
could
                            be ordered by a court not to liquidate the
securities
                            for an indeterminate period of time and the amount realized by the purchaser upon liquidation of the securities may be limited.

14. Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the
                            seller, with an agreement to repurchase the
securities
                            at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when
                            the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

15. Stripped Treasury Securities. Zero-Coupon Treasury Securities come in two forms: U.S. Treasury bills issued directly by the U.S. Treasury and U.S.
Treasury
                            bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the
                            interest coupons from Treasury bonds and notes and resold them in custodial receipt programs with a number of different names. The underlying Treasury bonds and notes themselves are held in book-entry form
                            at the Federal Reserve Bank or, in the case of
bearer
                            securities, in trust on behalf of the owners
thereof.

                            Publicly filed documents state that counsel to the underwriters of these certificates or other evidences
                            of ownership of the U.S. Treasury securities have stated that for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. In addition, such documents state that the terms of custody for the custodial receipt programs generally provide that the underlying
                            debt obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien,
                            or claim of any kind in favor of the custodian or
 any
                            person claiming through the custodian, and the custodian will be responsible for applying all payments received on these underlying debt obligations, if any, to the related receipts or certificates without making any deductions other than
                            applicable tax withholding.  The custodian is
required
                            to maintain insurance in customary amounts to
protect
                            the holders of the receipts or certificates against losses resulting from the custody arrangement. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of owners of the underlying debt obligations, including the right, in the event of default, to proceed directly and individually against
                            the U.S. Government without acting in concert with other holders of such receipts or the custodian.

                            When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold off separately. The principal or corpus is sold at a deep discount because
                            the buyer receives only the right to receive a
future
                            fixed payment on the security and does not
receive any
                            rights to periodic interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of Stripped Treasury Securities acquire, in effect, discount obligations that are economically identical to the "zero coupon bonds" that have been issued by corporations.

                            The U.S. Treasury has facilitated transfers of ownership of Stripped Treasury Securities by accounting separately for the beneficial ownership of
                            particular interest coupon and corpus payments on
 U.S.
                            Treasury securities through the Federal Reserve
book-
                            entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as Separate Trading of
Registered
                            Interest and Principal of Securities or "STRIPS".
  The
                            plan eliminates the need for the trust or custody arrangements.

16. Swap Deposit. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract t hat
                            is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

17. Time Deposit. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate
                            is not received.

18. Variable Amount Master Demand Note. A variable amount
                            master demand note is a note which fixes a
minimum and
                            maximum amount of credit and provides for lending
 and
                            repayment within those limits at the discretion
of the
                            lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must
                            be determined through periodic credit analysis based upon publicly available information.

19. When-issued Securities. When the purchase of securities on a "when-issued" or on a "forward delivery" basis is permitted, it is expected that, under normal circumstances, delivery of such securities will be taken. When a commitment to purchase a security on a "when-issued" or on a "forward delivery" basis is made, procedures are established for such purchase consistent with the relevant policies of the Securities and Exchange Commission. Since those policies currently recommend
                            that assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or
                            to limit any potential risk are expected to be
held.
                            However, although it is not intended that such purchases would be made for speculative purposes and adherence to the provisions of the Securities and Exchange Commission policies is expected, purchase of
                            securities on such bases may involve more risk than other types of purchases. For example, the sale of assets which have been set aside in order to meet redemptions may be required. Also, if it is determined that it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the then available cash
                            flow or the sale of securities would be required to meet the resulting obligations, or, although it would
                            not normally be expected, from the sale of the
"when-
                            issued" or "forward delivery" securities themselves (which may have a value greater or less than the payment obligation).

Futures Contracts and Options

        Futures Contracts. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or, in the case of futures contracts on indexes of securities, for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying a contract are delivered by the seller and paid for by the purchaser, or on which, in the case of a stock index futures contract, an amount equal to a dollar amount multiplied by the difference between the value of a stock index at the close of the last trading day of the contract and the value of such index at the time the futures contract was originally entered into is settled between the purchaser and seller in cash. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no purchase price is paid or received at the time the contract is entered into. Instead, an amount of cash or cash equivalents, the value of which may vary but is generally equal to 2% or less of the value of the contract, must be deposited with the broker as initial deposit or "margin". Subsequent payments to and from the broker, referred to as "variation margin", are made on a daily basis as the value of the index underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market".

        At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the initial position.
At that time, a final determination of variation margin is made and any loss experienced by a party is required to be paid to the exchange clearing corporation, while any profit due to a party must be delivered to it.

        Futures contracts differ from options (which are described below) in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

        Options on Futures Contracts. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed priced (the "strike price") up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the "premium". The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding short position for the seller (the "writer") of the option in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

        An option, whether based on a futures contract, a stock index or an equity security, becomes worthless to the holder when it expires. A position in an option may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction subject to the availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the party's profit or loss on the transaction.

        Growth & Income may purchase put options on stock index futures contracts, stock indexes or equity securities for the purpose of hedging the relevant portion of its securities portfolio against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and Growth & Income may purchase call options on such futures contracts as a hedge against a market advance when it is not fully invested. Growth & Income would write options on such futures contracts primarily for the purpose of terminating existing positions. In general, options on stock indexes will be employed in lieu of options on stock index futures contracts only where they present an opportunity to hedged at lower cost. With respect to option on equity securities, the Portfolio may, under certain circumstances, purchase a combination of call options on such securities and U.S. Treasury bills. It is believed that such a combination may more closely parallel movements in the value of the security underlying the call option than would the option itself.

        Further, while Growth & Income generally would not write options on individual portfolio securities it may do so under limited circumstances known as "targeted sales" and "targeted buys", which involve the writing of call or put options in an attempt to purchase or sell portfolio securities at specific desired prices. Growth & Income would receive a fee, or a "premium", for the writing of the option. For example, where Growth & Income seeks to sell portfolio securities at a "targeted" price, it may write a call option at that price.
In the event that the market rises above the exercise price, Growth & Income would receive its "targeted" price, upon the exercise of the option, as well as the premium income. Also, where Growth & Income seeks to buy portfolio securities at a "targeted" price, it may write a put option at that price for which it will receive the premium income. In the event that the market declines below the exercise price, Growth & Income would pay its "targeted" price upon the exercise of the option. In the event that the market does not move in the direction or to the extent anticipated, however, the targeted sale or buy might not be successful and Growth & Income could sustain a loss on the transaction which may not be offset by the premium received. In addition, Growth & Income may be required to forego the benefits of an intervening increase or decline in value of the underlying security.

Risk Factors Associated with Futures and Options Transactions

        In addition to any risk factors which may be described above, the following sets forth certain information regarding the potential risks associated with Growth & Income's futures and options transactions.

        Risk of Imperfect Correlation. Growth & Income's ability effectively to hedge all or a portion of its portfolio through transactions in futures, options on futures or options on stock indexes depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlate with movements in the value of the relevant portion of Growth & Income's portfolio. If the values of the portfolio securities being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for Growth & Income might not be successful and Growth & Income could sustain losses on its hedging transaction which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, Growth & Income's overall return could be less than if the hedging transaction had not been undertaken. Stock index futures or options based on a narrower index of securities may present greater risk than options or futures based on a broad market index, as a narrower index is more susceptible to rapid an extreme fluctuations resulting from changes in the value of a small number of securities. Growth
& Income would, however, effect transactions in such futures or options only for hedging purposes.

        The trading of futures and options on indexes involves the additional risk of imperfect correlation between movements in the futures or option price and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures and options market. The purchase of an option on a futures contract also involves the risk that changes in the value of underlying futures contract will not be fully reflected in the value of the option purchased. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or termination date of the option approaches. The risk incurred in purchasing an option on a futures contract is limited to the amount of the premium plus related transaction costs, although it may be necessary under certain circumstances to exercise the option and enter into the underlying futures contract in order to realize a profit. Under certain extreme market conditions, it is possible that Growth & Income will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect Growth & Income.

        Growth & Income will purchase or sell futures contracts or options only if, in Chase's judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of Growth & Income's portfolio for the hedge to be effective. There can be no assurance that Chase's judgment will be accurate.

        Potential Lack of a Liquid Secondary Market. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could required Growth & Income to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures or options market may be lacking. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While Growth & Income will establish a futures or option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by Growth &
Income, which could require Growth & Income to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on Growth &
Income's ability effectively to hedge its portfolio, or the relevant portion thereof.

        The liquidity of a secondary market in a futures contract or an option on a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures and options contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

        Risk of Predicting Interest Rate Movements. Investments in futures contracts on fixed income securities and related indexes involve the risk that if Chase's investment judgment concerning the general direction of interest rates is incorrect, Growth & Income's overall performance may be poorer than if it had not entered into any such contract.
For example, if Growth & Income has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, Growth & Income will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if Growth & Income has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

        Trading and Position Limits. Each contract market on which futures and option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. Chase does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding Growth & Income's portfolio.

Restrictions on the use of Futures and Options Contracts

        Regulations of the CFTC require Growth & Income to enter into transactions in futures contracts and options thereon for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of securities held in Growth & Income's portfolio, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for Growth & Income, and accrued profits on such positions.
In addition, Growth & Income may not purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of Growth & Income's total assets.

        When Growth & Income purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with Growth & Income's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account if its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

        Growth & Income's ability to engage in the hedging transaction described herein may be limited by the current federal income tax requirement that Growth & Income derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

        In addition to the foregoing requirements, the Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by Growth & Income not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

        Approval of the investors in Growth & Income is not required to change these investment policies.

Information about Securities Ratings


                 Corporate Bonds - Moody's Investors Service, Inc.

        Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                   Corporate Bonds - Standard & Poor's Corporation

        AAA - This is the highest rating assigned by Standard &
Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

        A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

        BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


                Commercial Paper - Moody's Investors Service, Inc.

        "Prime-1" - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

        "Prime-2" - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude.
Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

        "Prime-3" - Issuers in the Commercial Paper market rated
Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


                 Commercial Paper - Standard & Poor's Corporation

        "A" - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

        "A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

        "A-2" - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

        "A-3" - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

Investment Limitations

        The Fund has adopted limitations regarding the investment activity of the Vista Portfolio which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Vista Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

        The Vista Portfolio will not:

1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their
                            services; for example, gas, gas transmission,
electric
                            and telephone each will be considered a separate industry for purposes of this restriction; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances, and positions in permissible options and futures will
                            not be subject to this restriction.

2. Alone or together with any other investor make investments for the purpose of exercising control over, or management of any issuer.

3. Purchase or sell interests in commodities, commodities
                            contracts, oil, gas or other mineral exploration or development programs, or real estate, (including limited partnership interests but excluding securities
                            secured by real estate or interests therein), except that the Vista Portfolio may purchase securities of issuers which invest or deal in any of the above and may engage in permissible futures and options transactions.

4. Purchase securities which cannot be sold without registration or the filing of a notification under federal or state securities laws if, as a result, such
                            investments would exceed 10% of the value of the
Vista
                            Portfolio's total assets.

5. Purchase any securities on margin (except that the Vista Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and the Vista
Portfolio
                            may make margin payments in connection with transactions in futures contracts and options) or make
                            short sales of securities or maintain a short position, except that the Vista Portfolio may sell short against the box (except that not more than 10% of the Vista Portfolio's total assets (taken at market
                            value) may be held as collateral for such sales
at any
                            one time).

6. Make loans, except as provided in limitation (7) below
                            and except through the purchase of obligations in private placements (the purchase of publicly-traded obligations are not being considered the making of a loan) and further, through the use of repurchase agreements or the purchase of short-term obligations;
                            however, not more than 10% of the Vista Portfolio's total assets may be invested in repurchase agreements
                            maturing in more than seven days.

7. Lend its portfolio securities in excess of 30% of its
                            total assets, taken at market value at the time
of the
                            loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities" of this
Statement of
                            Additional Information.

8. Borrow amounts in excess of 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes. In the event the
                            Fund borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300% and will not purchase additional investment securities.

9. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities
                            owned or held by the Portfolio except as may be necessary in connection with borrowings mentioned in limitation (8) above, and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Vista Portfolio's total assets, taken at market value at the time thereof; provided that collateral arrangements with respect to permissible futures and options transactions, including initial and variation
                            margin payments, are not considered to be the pledge of assets for purposes of this restriction.

10. Underwrite securities of other issuers except insofar
                            as the Vista Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio
                            securities.

11. Write, purchase or sell puts, calls or combinations thereof, except that Vista Portfolio may buy and sell
                            permissible options and futures, and may buy and
sell
                            put and call warrants, the values of which are based upon securities indices.

        In addition, Growth & Income is subject to additional investment limitations which are set forth in its prospectus and statement of additional information.

        Growth & Income is also subject to certain non-fundamental "operating" policies which may be changed by the Board of Trustees of Growth & Income. Please see the Statement of
Additional Information of Growth & Income regarding these operating policies.


Lending of Portfolio Securities

        The Vista Portfolio is not permitted to make loans to other persons, except (i) through the lending of its portfolio securities and provided that any such liens not exceed 30% of the Vista Portfolio's total assets (taken at market value),
(ii) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of the Vista Portfolio's total assets will be invested in repurchase agreements maturing in more than seven days, or
(iii) by purchasing, subject to the limitation in paragraph
6 above, a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this limitation the purchase of short-term commercial paper and other debt securities which are part of an issue offered to the public shall not be considered the making of a loan.

        For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.
For purposes of Investment Restriction No. 7 industrial developments bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry".

        In the event the Vista Portfolio were ever to redeem its investment in Growth & Income and the Investment Adviser were to manage the Vista Portfolio's assets directly (or delegate such management to a sub-adviser), the Vista Portfolio would be subject to the above-described fundamental investment policies. If the Vista Portfolio were to redeem its investment in Growth & Income and invest in another investment company, the shareholders of the Vista Portfolio would be asked to approve the adoption of the investment policies of such investment company to the extent necessary or appropriate to allow the Vista Portfolio to make such investment.

                               MANAGEMENT OF THE FUND


The Fund

                              Directors and Officers

        The directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below:

  Name, Relationship with

              Principal
Occupation
  the Fund, and Address

              Past Five Years


        Rex Jennings

Economic Development
        Director2
                                                   Consultant (since 1987);


        Richard P. Koeppe, Ph.D.

Retired Superintendent,
                            Director3
                                                                       Denver
 Public
Schools



        Dennis Low
                                                                       The
Great-West Life
Assurance
                                                   Director1 5

Company:  Executive

                                                   Vice-President, Financial
Services

                                                   (since 1991); Senior

                                                   Vice-President, Individual

                                                   (1987-1990)


        James D. Motz
                                                                       The
Great-West Life
Assurance
                            Director1 5

              Company:  Senior
Vice-President,

                                                   Employee Benefits Operations

                                                   (since 1991); Vice-President,

                                                   Group (1981-1990)

        Sanford Zisman
                                                   Attorney, Zisman & Ingraham,
P.C.
                            Director4

        Glen R. Derback
                                                                       The
Great-West Life
Assurance
                            Treasurer, Principal

                                  Company, Vice-
President,
                            Financial and Accounting

              Financial Control
(since 1984);
                            Officer1 5



        Ruth B. Lurie
                                                                       The
Great-West Life
Assurance
                            Secretary1 5

              Company, Vice-
President and

                                                   Counsel (since 1988)
_________________________________

1 Interested person as defined in the Investment Company Act of 1940 and affiliated person of Investment Adviser.
2       12501 East Evans Circle, Unit C, Aurora Colorado 80014
3       8679 East Kenyon Avenue, Denver, Colorado  80237
4       3773 Cherry Creek North Drive, Suite 250, Denver, Colorado
        80209.
5 The Great-West Life Assurance Company, 8515 E. Orchard Road, Englewood, Colorado 80111.

                         The Investment Adviser of the Fund

        The information that follows supplements the information provided about the Investment Adviser under the caption
"Management of the Fund - Investment Adviser of the Fund" in the Prospectus.

        The Great-West Life Assurance Company (the "Investment Adviser") serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated April 1, 1982 with the Fund. The Investment Adviser is a 99.4% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% subsidiary of Power Financial Corporation, Montreal, Quebec. A majority of the common stock of Power Financial Corporation is owned by 171263 Canada Inc. 171263 Canada Inc is a wholly owned subsidiary of Power Corporation of Canada, which, in turn, is controlled by a Canadian investor, Paul Desmarais, and his associates.

        The Investment Advisory Agreement, as amended, was considered by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940), on April 11, 1995. The Agreement will remain in effect until April 1, 1996 and will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Fund.

        While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment
Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Fund. Such managers consider analysis from various sources, make the necessary investment decisions and effect transactions accordingly. The
Investment Adviser also is obligated to perform certain administrative and management services for the Fund and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement. With respect to the Vista Portfolio, because all the Portfolio's investible assets will be invested in Growth & Income, the investment adviser to Growth & Income will manage Growth & Income in accordance with Growth &
Income's stated investment objectives and policies, making investment decisions for Growth & income and placing orders to buy and sell securities on behalf of Growth & Income.
Great-West will be responsible for accounting and administration of the Vista Portfolio only.



                                       Fees

        Since inception of the Portfolio on December 21, 1994, the Investment Adviser has been paid $ 132,910.16 for its administrative and accounting services.


The Growth and Income Portfolio ("Growth & Income")


                               Trustees and Officers

                            The Trustees and officers and their principal
occupations for at least the past five years are set forth below. Their titles may have varied during that period.
Asterisks indicate those Trustees and officers that are "interested persons" (as defined in the 1940 Act). Unless otherwise indicated below, the address of each officer is 125
W. 55th Street, New York, New York 10019.

      FERGUS REID, III* - Trustee. Chairman of the Board of
Trustees of Mutual Fund Group and Mutual Fund Trust.
Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Portfolios;
from 1982 through 1984, Managing Director, Bernhard
Associates (venture capital firm).
Address:  971 West Road, New Canaan, Connecticut 06840.

      DR. RICHARD E. TEN HAKEN - Trustee. Former District Superintendent of Schools, Monroe No.2 and Orleans Counties, New York; Chairman of the Finance and the Audit and Accounting Committees, Member of the Executive Committee; Chairman of the Board and President, New York State Teachers' Retirement System.
Address:  4 Barnfield Road, Pittsford, New York 14534.


      H. RICHARD VARTABEDIAN* - Trustee, President and Chairman of Growth and Income. Consultant, Republic Bank of New York; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991.
Address:  P.O. Box 296, Beach Road, Hendrick's Head,
Southport, Maine 04576

      STUART W. CRAGIN, JR. - Trustee.  Retired; formerly,
President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries.
Address:  108 Valley Road, Cos Cob, Connecticut 06807.

     IRVING L. THODE - Trustee.  Retired; Vice President of
Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including
President of its Latin American Operations, and General
Manager of its Data Services business.
Address:  80 Perkins Road, Greenwich, Connecticut 06830.

                            The Board of Trustees met seven times during the
twelve months ended December 31, 1995, and each of the Trustees attended at least 75% of those meetings.

        The Board of Trustees of the Trust presently has an Audit
Committee.  The members of the Audit Committee are Messrs.
Ten Haken (Chairman), Vartabedian Cragin, Thode and Reid.
The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal year ended October 31, 1995.

* Interested Trustees as defined under the 1940 Act.

Principal Executive Officers

        The principal executive officers of the Trust are as follows:

H. RICHARD VARTABEDIAN* - President and Trustee.
     MARTIN R. DEAN* - Treasurer and Assistant Secretary;
Vice President, BISYS Group Portfolios, Inc.

     ANN BERGIN* - Secretary and Assistant Treasurer; Vice
President, BISYS Funds Group, Inc.; and Secretary, Vista
Broker-Dealer Services, Inc.


                     The Investment Adviser of Growth & Income

        The Chase Manhattan Bank, N.A. ("Chase") manages the assets of Growth & Income pursuant to an investment advisory agreement, dated November 15, 1993 (the "Advisory
Agreement"). Subject to such policies as the Board of Trustees may determine, Chase makes investment decisions for Growth & Income. Pursuant to the terms of the Advisory
Agreement, Chase provides Growth & Income with such investment advice and supervision as it deems necessary for the proper supervision of Growth & Income's investments.
Chase continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of Growth &
Income's assets shall be held uninvested. Chase furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for Growth & Income. The other expenses attributable to, and payable by Growth &
Income, are described under "Investment Adviser of Growth &
Income Portfolio" in the Prospectus. The Advisory Agreement for Growth & Income will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of Growth & Income's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

        Pursuant to the terms of the Advisory Agreement, Chase is permitted to render services to others. Each Advisory
Agreement is terminable without penalty by Growth & Income on not more than 60 days', nor less than 30 days' written notice when authorized either by a majority Growth & Income's shareholders or by a vote of a majority of the Board of Trustees of Growth & Income, or by Chase on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that Chase under such Agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for Growth & Income, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

                            On August 27, 1995, The Chase Manhattan Corporation
announced its entry into an Agreement and Plan of Merger (the
"Merger Agreement") with Chemical Banking Corporation
("Chemical"), a bank holding company, pursuant to which The
Chase Manhattan Corporation will merge with and into Chemical
(the "Holding Company Merger").  Under the terms of the
Merger Agreement, Chemical will be the surviving corporation in the Holding Company Merger, which will create the second largest bank holding company in the United States based on assets. The consummation of the Holding Company Merger is subject to certain closing conditions. On December 11, 1995, the respective shareholders of The Chase Manhattan
Corporation and Chemical voted to approve the Holding Company
Merger. The Holding Company Merger is expected to be completed on or about March 31, 1996.

                           Subsequent to the Holding Company Merger, it is
expected that the adviser to Growth & Income, The Chase
Manhattan Bank, N.A., will be merged with and into Chemical
Bank, a New York State chartered bank ("Chemical Bank")(the
"Bank Merger" and together with the Holding Company Merger, the "Mergers"). The surviving bank will continue operations under the name The Chase Manhattan Bank (as used herein, the term "Chase" refers to The Chase Manhattan Bank, N.A. and its successor in the Bank Merger, and the term "Adviser" means
Chase (including its successor in the Bank Merger) in its capacity as investment adviser to Growth & Income). The consummation of the Bank Merger is subject to certain closing conditions, including the receipt of certain regulatory approvals. The Bank Merger is expected to occur in July
1996.

                            Chemical is a publicly owned bank holding company
incorporated under Delaware law and registered under the Federal Bank Holding Company Act of 1956, as amended. As of
December 31, 1995, through its direct or indirect subsidiaries, Chemical managed more than $57 billion in assets, including approximately $6.9 billion in mutual fund assets in 11 mutual fund portfolios. Chemical Bank is a wholly owned subsidiary of Chemical and is a New York State chartered bank.

        In the event the operating expenses of Growth & Income, when combined with those of the Vista Portfolio, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to Growth & Income imposed by the securities laws or regulations thereunder of any state in which the shares of Growth & Income are qualified for sale, as such limitations may be raised or lowered from time to time, the Adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Adviser shall be deducted from the monthly advisory fee otherwise payable with respect to Growth & Income during such fiscal year; and if such amount should exceed the monthly fee, the Adviser shall pay to Growth & Income its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

        In consideration of the services provided by Chase pursuant to the Advisory Agreement, Growth & Income pays an investment advisory fee computed and paid monthly based on a rate equal to .40%. of Growth & Income's average daily net assets, on an annualized basis for Growth & Income's then-current fiscal year. However, Chase may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.


                         The Growth & Income Administrator

                            Pursuant to an Administration Agreement, dated
November 15, 1993 (the "Administration Agreement"), Chase serves as administrator of Growth & Income. Chase provides certain administrative services to Growth & Income, including among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, Growth & Income's independent contractors and agents; preparation for signature by an officer of Growth &
Income of all documents required to be filed for compliance by Growth & Income with applicable laws and regulations excluding those of the securities laws of various states;
arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of Growth & Income and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. The administrator does not have any responsibility or authority for the management of Growth &
Income, the determination of investment policy, or for any matter pertaining to the distribution of shares of Growth &
Income or the Vista Portfolio.

                            Under the Administration Agreement, Chase renders
administrative services to others. The administration agreement will continue in effect from year to year with respect to Growth & Income only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of Growth & Income's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the administration agreement of "interested person" (as defined in the 1940 Act) or any such party. The administration agreement is terminable without penalty by the Trust on behalf of Growth & Income on 60 days' written notice when authorized either by a majority vote of Growth & Income's shareholders or by a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) Growth &
Income, or by the Administrator on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The administration agreement also provides that neither Chase nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of Growth & Income, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the administration agreements.

                            In addition, the administration agreement provides
that, in the event the operating expenses of Growth & Income, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to Growth & Income imposed by the securities laws or regulations thereunder of any state in which the shares of Growth & Income or Vista Portfolio are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year; and if such amounts should exceed the monthly fee, Chase shall pay to Growth & Income its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

                            In consideration of the services provided Chase
pursuant to the administration agreement, Chase receives from Growth & Income a fee computed and paid monthly at an annual rate equal to 0.05% of Growth & Income's average daily net assets, on an annualized basis for Growth & Income's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to Growth & Income on a month-to-month basis.

                            For the fiscal years ended October 31, 1992, 1993,
1994, and 1995, Chase, was paid or accrued the following administration fees and voluntarily waived the amounts in parentheses following such fees: $85,010 ($2,399); $469,585;
$600,633 and $851,900.


                         PURCHASE AND REDEMPTION OF SHARES

        As of October 31, 1995, 100% of the 40,717,195 outstanding shares of the Vista Portfolio were held of record by FutureFunds II Series Account.

                                CALCULATION OF YIELDS


                            As summarized in the Prospectus under the heading
"Performance Related Information", yields of this Portfolio will be computed by annualizing a recent month's net investment income, divided by a Portfolio share's net asset value on the last trading day of that month multiplied by the average number of outstanding shares for the period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yields of the Portfolios will vary from time to time depending upon market conditions and the composition of the Portfolios. Yield should also be considered relative to changes in the value of the shares of the Portfolios and to the relative risks associated with the investment objectives and policies of the Portfolios. Below is an example of the yield calculation for the Portfolio.


                       Maxim Vista Growth & Income Portfolio

        The following is an example of the yield calculation for the Portfolio based on a 30-day period ending October 31, 1995.

Formula:                                        YIELD  =  2[(a+b) + 1)6-1]
                                                         cd


        Where:                                  a =                 net
investment income earned during the
                                                                    period by
 the portfolio company

attributable to shares owned by the sub-
                                                                    account.

                            b =                 expenses accrued for the
period (net of
                                                reimbursements).

                            c =                 the average daily number of
accumulation units
                                                outstanding during the period.

                            d =                 the maximum offering price
per accumulation unit
                                                on the last day of the period

        Yield as of October 31, 1995:

                            a =                  86,747

                            b =                  22,893
                            c = 38,799,606
                            d =     1.21334

Therefore, 1 month yield as of October 31, 1995 is   2.81%
 .





                           CALCULATION OF TOTAL RETURN

                           As summarized in the Prospectus under the heading
"Performance Related Information", total return is a measure of the change in value of an investment in a Portfolio over the period covered, which assumes any dividends or capital gains distributions are reinvested in that Portfolio immediately rather than paid to the investor in cash. The formula for total return used herein includes four steps:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years. Below is an example of the total return calculation for the Portfolio.


                     MAXIM VISTA GROWTH & INCOME PORTFOLIO

                             TOTAL RETURN PERFORMANCE


FORMULA:  P(1=T)N = ERV

WHERE:

        T =                 Average annual total return.

        N =                 The number of years including portions of years,
where
                            applicable, for which the performance is being measured.

        ERV =                                   Ending redeemable value of a
hypothetical $1.00
                                                payment made at the inception
 of the portfolio.

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio.

The above formula can be restated to solve for T as follows:

                            T = [ERV/P)1/N] -1

Inception to date total return as of October 31, 1995:

        ERV =                                                       1.23161

        N =                                     0.863

        P =                                     1.00

Therefore, total return as of October 31, 1995 is   27.30%
compounded annually.

                                                     Price Make-up Sheet

                      Maxim Vista Growth & Income Portfolio



           Period Ended 10/31/95
                                                     Per Share
Amount

Undistributed Net Income -
Beginning of Year
                              $                       0

Dividend Income
                                    794,012

Interest Income


Operational Expenses
                                     (155,092)

Net Investment Income
                                                   638,920

Dividend Distribution  -
End of Year
                                        638,577

Undistributed Net Investment
Income -End of Year
                                                      343
                                                      .0000

Net Realized Gain(Loss) on
Investments - Beginning of Year
                                                     0

Net Realized Gain(Loss) on
Investments End of Year
                                                   1,414,461

Distribution from Net
Realized Gain
                                               0

Accumulated Undistributed Net
Realized Gain(Loss)
on Investments
                                                   1,414,461
                                                      .0347

Net Unrealized Appreciation
(Depreciation) on Investments
                                                   4,389,466
                                                      .1078

Capital Stock at Par
                                                  4,071,719
                                                    .1000

Additional Paid-In Capital
                                                    39,527,174
                                                       .9708

Net Assets
                                                    49,403,163
                                                      1.2133

Shares Outstanding
                                                    40,717,195

                                      PART B



                               FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholders of Maxim Series Fund, Inc.:




We have audited the accompanying statement of assets and liabilities, of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. as of October 31, 1995, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from December 21, 1994 (inception) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers, and the application of alternative auditing procedures when confirmations were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. at October 31, 1995 and the results of its operations, the changes in net assets and the financial highlights for the period from December 21, 1994 (inception) to October 31, 1995, in conformity with generally accepted accounting principles.



/s/ DELOITTE & TOUCHE  LLP


December 28, 1995

          MAXIM SERIES FUND INC.                   STATEMENT OF ASSETS
AND LIABILITIES
OCTOBER 31, 1995             MAXIM VISTAGROWTH

& INCOME   PORTFOLIOASSETS:Investments in Hub - Growth and Income
Portfolio, at value
$49,416,846Receivable for investments sold64,033
   Total Assets
49,480,879LIABILITIES:    Payable for redemptions55
,535
    Other liabilities22,181       Total Liabilities77,716NET
ASSETS
$49,403,163

NET ASSETS REPRESENTED BY:  Capital stock, $.10 par value$4,071,719
 Additional paid-in capital
39,527,174  Net unrealized appreciation on
investments
4,389,466  Undistributed net investment income343
Accumulated undistributed net
realized gain on investments
1,414,461NET ASSETS$49,403,163NET
ASSET VALUE PER OUTSTANDING SHARE
$1.2133SHARES OF CAPITAL STOCK:
Authorized
100,000,000  Outstanding40,717,195

See notes to financial statements    .

                MAXIM SERIES FUND INC.
         STATEMENT OF OPERATIONS

FOR THE PERIOD DECEMBER 21, 1994 (Inception) TO OCTOBER 31,
1995


   MAXIM VISTAGROWTH& INCOMEPORTFOLIO         INVESTMENT INCOME
:
  Investment income allocated from Hub
portfolio
$932,323  Expenses allocated from Hub portfolio(138,311)
Total investment income from Hub
portfolio
794,012EXPENSES:  Advisory fees155,092      Total
expenses
155,092NET INVESTMENT INCOME638,920
REALIZED AND UNREALIZED GAIN  ON
INVESTMENTS:
  Net realized gain on investments1,414,461  Change in net unrealized appreciation on
investments
4,389,466    Net change in realized and unrealized
appreciation on investments
5,803,927NET INCREASE IN NET ASSETS
RESULTING
     FROM OPERATIONS$6,442,847
See notes to financial statements.FN












             MAXIM SERIES FUND, INC.
         STATEMENT OF CHANGES IN
NET ASSETS
FOR THE PERIOD DECEMBER 21, 1994 (Inception) TO
OCTOBER 31, 1995


   MAXIM VISTAGROWTH& INCOMEPORTFOLIO
INCREASE IN NET ASSETS:
OPERATIONS:  Net investment income$638,920
  Net realized gain
1,414,461  Change in net unrealized appreciation4,389
,466
  Net increase in net assets resulting
from operations
6,442,847DISTRIBUTION TO SHAREHOLDERS:  From net
investment income
(638,577)    Total distribution(638,577)SHARE
TRANSACTIONS:
  Net proceeds from sale of shares54,737,972  Reinvestment of distribution
638,577  Cost of shares redeemed(11,777,656)  Net i
ncrease in net assets resulting
from share transactions
43,598,893    Total increase in net assets49,
403,163
NET ASSETS:  Beginning of period0  End of period$49,403,
See notes to financial statements.    

              MAXIM SERIES FUND, INC.         MAXIM VISTA GROWTH & INCOME
PORTFOLIOFINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of
the portfolio
for the period December 21, 1994 (inception) to
October 31, 1995 were as
follows:

   Period EndedOctober 31,
1995
         Net Asset Value, Beginning of
Period
$1.0000Income From Investment OperationsNet Investment
Income
0.0174Net realized and unrealized gain0.2133Total Income
From Investment Operations
0.2307Less DistributionsFrom Net
Investment Income
(0.0174)Total Distributions(0.0174)Net Asset
Value, End of Period
$1.2133Total Return27.30%   *Net Assets, End
of Period
$49,403,163Ratio of Expenses to Average Net Assets1.01%
*
Ratio of Net Investment Income to Average
Net Assets
2.21%   **   Annualized
/TABLE

       MAXIM SERIES FUND, INC.
MAXIM VISTA GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1.                  HISTORY OF THE FUND

                    Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth
                    & Income Portfolio (the  Portfolio) is non-diversified.
                    The Portfolio commenced operations on December 21, 1994.
                    Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the
                    Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

                    The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolios financial statements.

                    The portfolio's percentage interest in the Hub portfolio is 2.67% at October 31, 1995.

2.                  SIGNIFICANT ACCOUNTING POLICIES

                    The following is a summary of the significant accounting policies of the Fund, which are in accordance with the accounting principles generally accepted in the investment company industry:

                    Security Transactions

                    Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment. The cost of investments sold is determined on the basis of first in, first out.
                    Distributions to shareholders are recorded on the ex-dividend date. Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains are declared and reinvested annually.

                    Security Valuation

                    The Portfolios investment in the Hub portfolio is valued at the last reported net asset value of the Hub portfolio. The portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

                    Federal Income Taxes

                    For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with the requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made

3.                  INVESTMENT ADVISORY AGREEMENT

                    The Fund has entered into an investment advisory agreement with The Great-West Life Assurance Company
                    (parent of the Company). As compensation for its services to the Fund with respect to the Maxim Vista
                    Growth & Income Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Maxim Vista
                    Growth & Income Portfolio.

4.                     Investment Transactions - Increases and decreases in the
                    Portfolio's investment in the Hub portfolio during the period December 21, 1994 to October 31, 1995 were as follows:

                                                                    [C]
                                                            [C]
            TABLE

Increases inDecreases inHub Portfolio
Investment
Hub Portfolio
Investment
Maxim Vista Growth &
Income Portfolio
$54,737,972$11,777,656
5. Transactions in shares of beneficial interest during the period December 21, 1994 to October 31, 1995 were as follows:
Shares sold
50,481,605Shares issued in reinvestment of
distributions
544,981Shares redeemed(10,309,391
)
Net increase in shares of
beneficial interest outstanding
40,717,195Outstanding shares at:
Beginning of period
0End of Period40,717,195

                         REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees
and Beneficial Interest Holders of
Growth and Income Portfolio
Capital Growth Portfolio
International Equity Portfolio

In our opinion, the accompanying statement of assets of liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth and Income Portfolio, Capital Growth
Portfolio and
International Equity Portfolio (the "Portfolios") at
October 31, 1995, the
results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036
December 15, 1995

Statement of Assets and Liabilities October 31, 1995
-----------------------------------------------------------
-------         ------------


Growth &                         International

Income        Capital Growth       Equity

Portfolio         Portfolio        Portfolio

--------------    --------------    ------------
ASSETS:
  Investment securities, at value (Note 1)..............
$1,840,590,355    $1,009,364,734    $ 32,134,987
  Cash..................................................
       152           152,545         --
  Foreign Currency (Cost $761,993)......................
  --                --               757,663
  Receivable for open forward currency contracts........
  --                --                14,938
  Receivable for investment securities sold.............
10,829,363        19,865,046       1,473,752
  Dividends and interest receivable.....................
 4,017,526           776,763          64,928
  Receivable from VBDS (Note 2).........................
  --                --                 7,902
  Unamortized organization costs (Note 1)...............
    23,996            23,996          24,923
  Other assets..........................................
  --                  26,895             472

--------------    --------------     -----------
    Total Assets........................................
1,855,461,392     1,030,209,979      34,479,565

--------------    --------------     -----------
LIABILITIES:
  Payable to Custodian..................................
  --                --                43,628
  Payable for investment securities purchased...........
  --              10,213,300         --
  Accrued liabilities:
    Advisory fees (Note 2)..............................
   638,362           348,151         --
    Administration fees (Note 2)........................
    79,795            43,520         --
    Organization costs payable..........................
    40,000            40,000         --
    Other accrued expenses..............................
   110,092           139,289          61,609
  Variation margin payable on futures contracts.........
   427,500          --               --
  Payable for open forward currency contracts...........
  --                --                 5,002

--------------    --------------     -----------
    Total Liabilities...................................
 1,295,749        10,784,260         110,239

--------------    --------------     -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS.............................................
$1,854,165,643    $1,019,425,719    $ 34,369,326

==============    ==============     ===========
Cost of Investments.....................................
$1,626,635,055    $  903,564,483    $ 29,142,373

==============    ==============     ===========

                      See notes to financial
statements.


Statement of Operations
For the Year Ended October 31, 1995
         --------------------------------------------------
----------------------------


                                    International

Growth & Income     Capital Growth       Equity

 Portfolio          Portfolio         Portfolio

----------------    --------------    -------------
INVESTMENT INCOME (Note 1):
  Interest..............................................
$ 26,372,528       $   7,285,147     $    119,763
  Dividends.............................................
  30,917,914          11,074,210          725,167
  Foreign taxes withheld................................
    (121,509)             (3,018)        (117,243)

 -----------         -----------      -----------
      Total investment income...........................
  57,168,933          18,356,339          727,687

 -----------         -----------      -----------
EXPENSES:
  Advisory fees (Note 2)................................
   6,815,197           3,563,194          431,019
  Administration fees (Note 2)..........................
     851,900             445,399           21,632
  Accounting fees.......................................
      83,003              81,003           74,151
  Custodian fees (Note 2)...............................
     134,266             103,147           64,251
  Professional fees.....................................
      70,000              68,769           64,275
  Trustee fees..........................................
       8,000               8,001            2,001
  Miscellaneous expense.................................
      37,503              44,465           24,999
  Amortization of organization costs (Note 1)...........
       7,990               7,990           11,516

 -----------         -----------      -----------
      Total expenses....................................
   8,007,859           4,321,968          693,844

 -----------         -----------      -----------
Less fees waived by the Advisor and Administrator (Note
  2)....................................................
    --                  --                297,934

 -----------         -----------      -----------
    Net Expenses........................................
   8,007,859           4,321,968          395,910

 -----------         -----------      -----------
  Net investment income.................................
  49,161,074          14,034,371          331,777

 -----------         -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments...........................................
  79,876,783          38,313,408       (2,936,445)
  Futures transactions..................................
  15,400,050            --               --
  Foreign currency transactions.........................
          56            --                152,966

 -----------         -----------      -----------
    Net realized gain (loss)............................
  95,276,889          38,313,408       (2,783,479)

 -----------         -----------      -----------
Change in net unrealized appreciation (depreciation) on:
  Investments...........................................
 153,073,852          83,513,979        1,410,173
  Futures contracts.....................................
   1,767,626            --               --
  Foreign currency contracts and foreign currency
    translations........................................
    --                  --                (23,821)

 -----------         -----------      -----------
      Change in net unrealized appreciation
         (depreciation).................................
 154,841,478          83,513,979        1,386,352

 -----------         -----------      -----------
Net realized and unrealized gain (loss).................
 250,118,367         121,827,387       (1,397,127)

 -----------         -----------      -----------
Net increase (decrease) in net assets resulting from
  operations............................................
$299,279,441       $ 135,861,758     ($ 1,065,350)

 ===========         ===========      ===========

                      See notes to financial
statements.


Statement of Changes in Net Assets For the Periods
Indicated
-----------------------------------------------------------
-------------------
                                        Growth & Income
             Capital Growth                International
Equity
                                           Portfolio
                Portfolio                        Portfolio

-------------------------------
-------------------------------
-----------------------------
                                     Year
11/29/93*           Year          11/29/93*          Year
        Year
                                    ended           through
         ended           through           ended
ended
                                   10/31/95
10/31/94         10/31/95         10/31/94        10/31/95
     10/31/94
                                --------------
--------------   --------------   --------------
-------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS:
FROM OPERATIONS:
 Net investment income......... $   49,161,074   $
30,288,120   $   14,034,371   $    5,544,732   $
331,777   $     228,285
 Net realized gain (loss) on
   investments and foreign
   currency....................     95,276,889
(4,034,603)      38,313,408       14,244,098
(2,783,479)        914,084
 Change in net unrealized
   appreciation on investments,
   futures and foreign currency
   translations................    154,841,478
9,175,252       83,513,979        4,750,804       1,386,352
       397,695
                                --------------
--------------   --------------   --------------
-------------   -------------
   Increase (decrease) in net
     assets resulting from
     operations................    299,279,441
35,428,769      135,861,758       24,539,634
(1,065,350)      1,540,064
                                --------------
--------------   --------------   --------------
-------------   -------------
TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
 Contributions.................    511,820,403
1,858,407,526    1,403,653,138    1,071,735,107
27,092,056      61,709,664
 Withdrawals...................   (542,453,501)
(308,316,995)  (1,217,251,104)    (399,112,814)
(47,239,948)    (30,833,170)
                                --------------
--------------   --------------   --------------
-------------   -------------
Net increase (decrease) from
 transactions in investors'
 beneficial interests..........    (30,633,098)
1,550,090,531      186,402,034      672,622,293
(20,147,892)     30,876,494
                                --------------
--------------   --------------   --------------
-------------   -------------
   Net increase (decrease) in
     net assets................    268,646,343
1,585,519,300      322,263,792      697,161,927
(21,213,242)     32,416,558
NET ASSETS:
 Beginning of period...........  1,585,519,300         --
        697,161,927         --            55,582,568
23,166,010
                                --------------
--------------   --------------   --------------
-------------   -------------
 End of period................. $1,854,165,643
$1,585,519,300   $1,019,425,719   $  697,161,927   $
34,369,326   $  55,582,568
                                =================
================= ================= =================
=============== ===============

---------------
* Commencement of operations.

                      See notes to financial
statements.


   Notes to Financial Statements October 31, 1995
-----------------------------------------------------------
-------------------
1.   Organization and Significant Accounting Policies --
Growth and Income
Portfolio ("GIP"), Capital Growth Portfolio ("CGP") and
International Equity
Portfolio ("IEP") (the "Portfolios") are separately registered under the
Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the
State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and CGP Portfolios commenced operations on November 29, 1993 and the IEP commenced operations on
December 31, 1992.

Effective October 16, 1995, the offshore partner,
International Equity Fund,
withdrew its partnership interests from the International
Equity Portfolio in
the form of cash. The partnership interest of the offshore fund declined from
19% at the beginning of the year to 1% at the time of transfer.

     The following is a summary of significant accounting policies followed by the Portfolios:

     A. Valuation of Investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National
Market. Securities
     for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price.
Bonds and other fixed
     income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices. Short-term obligations are valued at amortized cost if acquired with fewer than 61 days to maturity, or at value based on quoted exchange or over-the-counter prices, until the 61st day prior to maturity and thereafter by amortizing the value on the 61st day to par at maturity. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B.   Security Transactions and Investment Income --
Investment
     transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     C. Repurchase agreements -- It is the Trusts' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book
     Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

     D. Futures contracts -- When a portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the deposit is marked to market based upon changes in the value of the futures contract and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.


Notes to Financial Statements October 31, 1995 (continued)
-----------------------------------------------------------
-------------------

     The Growth and Income Portfolio invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of futures contracts subject the Portfolio to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the contract.

     The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

     E. Foreign Currency Translations -- The books and records of the
     Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the
     U.S. dollar as quoted by a major bank, on the following basis:

     (a) Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

     (b) Purchases and sales of investment securities, income and expenses:
     at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the year, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at year end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the year.
Accordingly, realized
     foreign currency gains (losses) are included in the reported net realized losses on security transactions.

     Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books on the transaction date and the U.S.
     dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes
(due to the changes
     in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

     G.   Forward Foreign Currency Exchange Contracts --
The portfolios may
     enter into forward foreign currency contracts
(obligations to purchase or
     sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the portfolio against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the portfolio records a realized gain or loss equal to the difference between the proceeds from
     (or cost of) the closing transaction and the portfolio's basis in the contract. The portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency, and in an unlimited amount for sales of currency.


Notes to Financial Statements October 31, 1995 (continued)
-----------------------------------------------------------
-------------------

     H.   Federal Income Taxes and Distributions to
Investors -- The
     Portfolios intend to qualify as partnerships and therefore net income and net realized gains are taxed to the partners. The investors in the
     Portfolios must take into account their proportionate share of the
     Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The
     Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the
     Portfolios will be managed in such a way that investors in the portfolio will be able to satisfy the requirements of subchapter
M of the Internal
     Revenue Code to be taxed as regulated investment companies.

     I. Organization Costs -- Organization and initial registration costs incurred in connection with establishing each of the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning with the commencement of operations of each
     Portfolio.

2.   Fees and Other Transactions with Affiliates

     A.   Investment Advisory Fees -- The Chase Manhattan
Bank, N.A.
     ("Chase"), a direct wholly-owned subsidiary of The
Chase Manhattan
     Corporation, is the Portfolios' investment adviser
(the "Adviser") and
     custodian (the "Custodian"). The Adviser manages the assets of the
     Portfolios pursuant to an Advisory Agreement, and for such services, is paid an annual fee computed daily and paid monthly based on an annual rate equal to .40% of the GIP's and CGP's average daily net assets and
     1.00% of the IEP's average daily net assets. The
Adviser voluntarily
     waived all or a portion of its fees as outlined in
Note 2.D. below.

     B. Custodial Fees -- Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

     C.   Administration Fee -- Pursuant to an
Administration Agreement,
     effective October 16, 1995, Chase ("the
Administrator"), and prior
     thereto The Chase Manhattan Trust Corporation Limited, provides certain administration services to the Portfolios. For these services, the
     Administrator, and the predecessor administrator, receives from each
     Portfolio a fee computed at an annual rate equal to 0.05% of the respective Portfolio's average daily net assets. The
Administrator and
     its predecessor voluntarily waived all or a portion of its fees as outlined in Note 2D below.

     D.   Waivers of fees -- For the year ended October 31,
1995, the Adviser
     and Administrator (including the predecessor) of IEP voluntarily waived fees to which they were entitled of $276,302 and $21,632, respectively.

     E. Other -- The Portfolios' organizational costs payable are comprised of liabilities owed to the Funds' Distributor, Vista
Broker Dealer
     Services (VBDS).

     On August 27, 1995, the Chase Manhattan Corporation and Chemical Banking
     Corporation announced an agreement in principle to merge, which was approved by shareholders of both corporations on December 11, 1995, subject to the approval of regulators.


Notes to Financial Statements October 31, 1995 (continued)
-----------------------------------------------------------
-------------------

3.   Investment Transactions

Purchases and sales of investments (excluding short-term investments) for the year ended October 31, 1995, were as follows:


   GIP               CGP             IEP

--------------    -------------    ------------
Purchases (excluding U.S. Government)...................
$1,097,535,211    $ 855,989,009    $ 53,287,404
Sales (excluding U.S. Government).......................
 899,470,573      673,232,243      67,431,260
Purchases of U.S. Government............................
  19,583,924               --              --
Sales of U.S. Government................................
 113,064,899               --              --

The portfolio turnover rates of GIP, CGP and IEP Portfolios for this period were 71%, 86% and 137%, respectively.

4.   Open Forward Foreign Currency Contracts

International Equity Portfolio


                                                      Net


Unrealized
                                          Delivery
                                   Market             Gain
                                        Value (Local
 Cost           Settlement          Value            (Loss)
                Sales                    Currency)
 (USD)             Date             (USD)            (USD)
-------------------------------------   ------------
-----------       ----------       -----------
----------
Italian Lira.........................    965,910,000
 $600,000        11/22/95           $604,315
($4,315)
Japanese Yen.........................     35,000,000
  342,801        11/02/95            342,425
376
Japanese Yen.........................     35,000,000
  342,801        11/02/95            342,425
376
Japanese Yen.........................     70,000,000
  686,275        11/02/95            684,650
1,625
Japanese Yen.........................     39,000,000
  381,792        11/17/95            382,479
(687)
Japanese Yen.........................    178,000,000
1,758,198        11/30/95          1,749,196
9,002
Japanese Yen.........................    103,000,000
1,015,809        11/30/95          1,012,250
3,559

-----------                        -----------
----------
Total Sales..........................
$5,127,676                         $5,117,740
$9,936

==========                         ==========
=========

5.   Foreign Cash Positions

International Equity Portfolio


                                  Net Unrealized
                                                      Local
       Cost       Market Value     Gain (Loss)
                    Currency                          Value
       (USD)         (USD)            (USD)
------------------------------------------------
-----------    ---------    ------------    --------------
Australian Dollar...............................
3,684    $   2,788      $  2,806              $18
German Deutsche Mark............................
441,079      313,535       313,524              (11)
Great British Pound.............................
88,003      139,125       139,125                0
Japanese Yen....................................
30,899,255      306,545       302,208           (4,337)

     ---------    ------------    --------------

     $ 761,993      $757,663          ($4,330)

      ========    ===========     ============



Growth and Income Portfolio
Portfolio of Investments October 31, 1995
-         -------------------------------------------------
----------------------  ------
              Issuer                   Shares
Value
------   ----------------------------- ------------
--------------
LONG-TERM INVESTMENTS -- 86.4%
COMMON STOCK -- 73.3%
Aerospace -- 1.9%
General Motors Class H.............      300,000   $
12,600,000
Loral Corp. .......................      320,000
9,480,000
United Technologies, Corp. ........      150,000
13,312,500

--------------

35,392,500

--------------
Agricultural Production/
 Services -- 1.7%
AGCO Corp. ........................      175,000
7,831,250
Case Corp. ........................      375,000
14,296,875
Deere & Co. .......................      100,000
8,937,500

--------------

31,065,625

--------------
Apparel/Textiles -- 0.2%
V.F. Corp. ........................       75,000
3,590,625

--------------
Automotive -- 2.6%
Chrysler Corp. ....................      214,027
11,049,144
Dana Corp. ........................      300,000
7,687,500
Echlin, Inc. ......................      400,000
14,300,000
General Motors.....................      200,000
8,750,000
TRW Inc. ..........................      100,000
6,575,000

--------------

48,361,644

--------------
Banking -- 3.3%
Bank of New York Company, Inc. ....      375,000
15,750,000
Citicorp...........................      265,000
17,191,875
First Bank System Inc. ............      150,000
7,462,500
NationsBank Corp. .................      125,000
8,218,750
Norwest Corp. .....................      415,000
12,242,500

--------------

60,865,625

--------------
Chemicals -- 2.7%
Air Products & Chemicals, Inc. ....      200,000
10,325,000
Dow Chemical Co. ..................       90,000
6,176,250
duPont (EI) deNemours..............      300,000
18,712,500
Praxair, Inc. .....................      225,000
6,075,000
Union Carbide Corp. ...............      235,000
8,900,625

--------------

50,189,375

--------------
Computer Software -- 1.5%
Computer Associates
 International.....................      200,000
11,000,000
General Motors Corp., Class E......      200,000
9,425,000
Reynolds & Reynolds, Inc., Class
 A.................................      223,000
7,944,375

--------------

28,369,375

--------------
Computers/Computer Hardware -- 4.1%
Apple Computer Inc. ...............      210,000
7,625,625
Comdisco, Inc. ....................      180,000
5,490,000
Compaq Computer*...................      400,000
22,300,000
International Business Machines
 Corp. ............................       75,000
7,293,750
Read-Rite Corp. ...................      250,000
8,718,750
SCI Systems, Inc.*.................      200,000
7,025,000
Sun Microsystems, Inc.*............      225,000
17,550,000

--------------

76,003,125

--------------
              Issuer                   Shares
Value
----------------------------------- ------------
--------------
Construction Machinery -- 0.8%
Caterpillar Inc. ..................      250,000   $
14,031,250

--------------
Consumer Products -- 1.7%
Black & Decker Corp. ..............      300,000
10,162,500
Procter & Gamble Co. ..............      100,000
8,100,000
Shaw Industries....................      195,000
2,486,250
Toro Co. ..........................      120,000
3,465,000
Whirlpool Corp. ...................      130,000
6,890,000

--------------

31,103,750

--------------
Diversified -- 0.7%
Textron, Inc. .....................      200,000
13,750,000

--------------
Electronics/Electrical
 Equipment -- 1.9%
Analog Devices Inc. ...............      200,000
7,225,000
Texas Instruments..................      250,198
17,076,014
Xilinx, Inc.*......................      225,000
10,350,000

--------------

34,651,014

--------------
Electronics Distributor -- 0.4%
Arrow Electronics, Inc.*...........      150,000
7,612,500

--------------
Entertainment -- 0.6%
Trump Hotels & Casino Resorts,
 Inc. .............................      325,000
5,525,000
Viacom, Inc. Class B*..............      125,763
6,288,150

--------------

11,813,150

--------------
Environmental Services -- 0.4%
Browning-Ferris Industries,
 Inc. .............................      250,000
7,281,250

--------------
Financial Services -- 2.7%
Advanta Corp., Class A.............      100,000
3,875,000
American Express Co. ..............      200,000
8,125,000
American General Delaware..........      450,000
14,793,750
Dean Witter, Discover & Co. .......      207,806
10,338,349
Federal National Mortgage
 Assoc. ...........................      130,000
13,633,750

--------------

50,765,849

--------------
Food/Beverage Products -- 4.1%
Coca-Cola Enterprises, Inc. .......      400,000
10,650,000
ConAgra, Inc. .....................      225,000
8,690,625
CPC International, Inc.*...........      100,000
6,637,500
IBP, Inc. .........................      140,000
8,382,500
PepsiCo., Inc. ....................      250,000
13,187,500
Philip Morris Companies, Inc. .....      175,000
14,787,500
RJR Nabisco Holdings Corp. ........      250,000
7,687,500
Seagram Company, Ltd. .............      200,000
7,200,000

--------------

77,223,125

--------------
Health Care -- 2.6%
Baxter International Inc. .........      400,000
15,450,000
Columbia/HCA Healthcare Corp. .....      235,000
11,544,375
FHP International Corp.*...........      200,000
4,850,000
Humana, Inc.*......................      225,000
4,753,125
Manor Care, Inc. ..................      125,000
4,093,750
Tenet Healthcare Corp.*............      415,000
7,418,125

--------------

48,109,375

--------------

                      See notes to financial
statements.



Growth and Income Portfolio
Portfolio of Investments October 31, 1995 (continued)
<caption---------------------------------------------------
---------------------------
              Issuer                   Shares
Value
---   -------------------------------- ------------
--------------
Insurance -- 4.1%
Allstate Corp. ....................      278,110   $
10,220,543
American International Group.......      142,500
12,023,438
Chubb Corp. .......................      150,000
13,481,250
Mid Ocean, Ltd.*...................      170,000
6,013,750
Reliastar Financial Corp. .........      140,000
5,845,000
St. Paul Companies, Inc. ..........      200,000
10,150,000
Transamerica Corp. ................      150,000
10,162,500
Transport Holdings, Inc., Class
 A*................................          750
29,437
Travelers, Inc. ...................      150,000
7,575,000

--------------

75,500,918

--------------
Manufacturing -- 2.3%
Eaton Corp. .......................      150,000
7,687,500
Johnson Controls...................      275,000
16,018,750
Kennametal Inc. ...................      175,000
5,446,875
Varity Corp.*......................      400,000
14,500,000

--------------

43,653,125

--------------
Metals/Mining -- 1.6%
Aluminum Co. of America (ALCOA)....      200,000
10,200,000
Inco, Ltd. ........................      375,000
12,890,625
Phelps Dodge Corp. ................      100,000
6,337,500

--------------

29,428,125

--------------
Office/Business Equipment -- 0.4%
Xerox Corp. .......................       55,000
7,136,250

--------------
Oil & Gas -- 6.2%
Amoco Corp. .......................      150,000
9,581,250
Ashland Inc. ......................      250,000
7,906,250
Halliburton Company................      449,000
18,633,500
Mobil Corp. .......................      125,000
12,593,750
Panhandle Eastern Corp. ...........      650,000
16,412,500
Phillips Petroleum Co. ............      355,000
11,448,750
Smith International*...............      194,200
3,107,200
Triton Energy Corp. ...............      250,000
11,656,250
Ultramar Corp. ....................      200,000
4,875,000
Unocal Corp. ......................      250,000
6,562,500
Williams Companies, Inc. ..........      300,000
11,587,500

--------------

114,364,450

--------------
Paper/Forest Products -- 3.1%
Boise Cascade Corp. ...............      150,000
5,437,500
Champion International Corp. ......      370,000
19,795,000
Fort Howard Corp.*.................      400,000
6,700,000
Mead Corp. ........................      170,000
9,796,250
Willamette Industries..............      261,000
15,138,000

--------------

56,866,750

--------------
Pharmaceuticals -- 2.4%
Allergan Inc. .....................      150,000
4,406,250
American Home Products Corp. ......      100,000
8,862,500
Glaxo Wellcome Plc.................      300,000
8,137,500
Schering-Plough Corp. .............      250,000
13,406,250
Smithkline Beecham Plc, ADR........      175,000
9,078,125

--------------

43,890,625

--------------
              Issuer                   Shares
Value
----------------------------------- ------------
--------------
Printing & Publishing -- 1.1%
Harcourt General, Inc. ............      200,000   $
7,925,000
The News Corporation, Ltd, ADR.....      300,000
5,962,500
Tribune Co. .......................      125,000
7,890,625

--------------

21,778,125

--------------
Real Estate Investment
 Trust -- 0.3%
Hospitality Properties Trust.......      181,000
4,751,250

--------------
Restaurants/Food Services -- 0.3%
Wendy's International, Inc. .......      325,000
6,459,375

--------------
Retailing -- 5.0%
American Stores Co. ...............      485,000
14,489,375
Circuit City Stores, Inc. .........      420,000
14,017,500
Dayton-Hudson Corp. ...............      250,000
17,187,500
Kroger Co.*........................      654,000
21,827,250
May Department Stores..............      400,000
15,700,000
Sears Roebuck & Co. ...............      300,000
10,200,000

--------------

93,421,625

--------------
Shipping/Transportation -- 3.3%
Burlington Northern, Inc. .........      100,000
8,387,500
Consolidated Railway, Inc. ........      200,000
13,750,000
CSX Corp. .........................      200,000
16,750,000
Federal Express Corp.*.............      100,000
8,212,500
Ryder System.......................      300,000
7,237,500
XTRA Corp. ........................      155,000
6,800,625

--------------

61,138,125

--------------
Steel -- 0.8%
LTV Corp.*.........................      300,000
4,200,000
USX-US Steel Group, Inc. ..........      340,000
10,157,500

--------------

14,357,500

--------------
Telecommunications -- 3.4%
AT&T Corp. ........................      225,000
14,400,000
Frontier Corp. ....................      200,000
5,400,000
GTE Corp. .........................      400,000
16,500,000
Sprint Corp. ......................      275,000
10,587,500
Tele-Communications, Class A*......      350,000
5,950,000
U S West, Inc. ....................      200,000
9,525,000

--------------

62,362,500

--------------
Toys & Games -- 0.4%
Mattel, Inc. ......................      250,000
7,187,500

--------------
Utilities -- 4.7%
CINergy Corp. .....................      200,000
5,675,000
CMS Energy Corp. ..................      375,000
10,359,375
Eastern Utilities Associates.......      200,000
4,700,000
FPL Group Inc. ....................      285,000
11,934,375
General Public Utilities...........      300,000
9,375,000
Nipsco Industries Inc. ............      205,000
7,482,500
Oklahoma Gas & Electric Co. .......      150,000
6,000,000
PECO Energy Co. ...................      259,100
7,578,675
Pinnacle West Capital Corp. .......      700,000
19,250,000
Public Service Co. of Colorado.....      115,000
3,924,375

--------------

86,279,300

--------------

                      See notes to financial statements.



Growth and Income Portfolio
Portfolio of Investments October 31, 1995 (continued)
-         -------------------------------------------------
----------------------------
              Issuer                   Shares
Value
-----   ------------------------------ ------------
--------------
TOTAL COMMON STOCK
 (Cost $1,168,160,359).............
$1,358,754,700

--------------
CONVERTIBLE PREFERRED STOCK -- 5.0%
Airlines --
Delta Airlines, Ser. C, $3.50......      150,000
8,306,250

--------------
Automotive --
Ford Motor Co., Ser. A, 8.4%.......       80,000
7,520,000

--------------
Computers/Computer Hardware --
Ceridian Corp., 5.5%...............      120,000
11,700,000

--------------
Entertainment --
Time Warner Financing Trust,
 $1.24.............................      200,000
6,400,000

--------------
Electronics/Electrical
 Equipment --
Westinghouse Electric, Ser. C,
 $1.30.............................      800,000
10,981,600

--------------
Environmental Services --
Browning-Ferris, Inc., 7.25%.......       88,000
2,893,000

--------------
Financial Services --
American General Delaware, Ser. A,
 $3.00.............................      118,000
6,106,500

--------------
Food/Beverage Products --
RJR Nabisco Holdings Corp., Ser. C,
 $0.6012...........................      700,000
4,375,000

--------------
Health Care --
FHP International Corp., Ser. A,
 5.0%..............................      225,000
5,343,750

--------------
Oil & Gas --
Diamond Shamrock, 5.0%#............      120,000
6,540,000
Occidental Petroleum, $3.00........      140,000
7,910,000

--------------

14,450,000

--------------
Paper/Forest Products --
International Paper Capital Corp.#
 5.25%.............................      200,000
8,783,800

--------------
Printing & Publishing --
The News Corporation ADR, $.11.....      200,000
3,650,000

--------------
Steel --
WHX Corp., Ser. B, $3.75...........       48,500
2,037,000

--------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $82,938,090)...............
92,546,900

--------------

                                     Principal
              Issuer                Amount (USD)
Value
----------------------------------- ------------
--------------
FLOATING RATE NOTES -- 1.3%
Financial Services --
Goldman Sachs#,
 5.85% @, due 7/1/96
 (Cost $25,000,000)................ $ 25,000,000   $
24,812,500

--------------
CONVERTIBLE CORPORATE NOTES AND BONDS -- 5.9%
Airlines --
AMR, Corp., 6.125%, due 11/1/24....   10,000,000
9,623,400

--------------
Automotive --
Magna International Inc.,
 5.0%, due 10/15/02................    4,500,000
4,584,375

--------------
Computer Software --
Softkey International Inc.#,
 5.5%, due 11/1/00.................    7,000,000
5,929,280

--------------
Consumer Products --
Grand Metropoliton Placing#,
 6.5%, due 1/31/00.................    2,850,000
3,216,367

--------------
Electronics/Electrical
 Equipment --
National Semiconductor,
 6.5%, due 10/1/02.................   10,000,000
9,591,500
Sanmina Corp.#, 5.5%, due 8/15/02..    2,000,000
2,224,440

--------------

11,815,940

--------------
Financial Services --
First Financial Management,
 5%, due 12/15/99..................    5,000,000
7,687,250
MBL International Finance Bermuda,
 3%, due 11/30/02..................    5,000,000
5,222,500
South African Pulp & Paper
 Industries, BVI Finance Ltd, 7.5%,
 due 8/1/02........................    6,600,000
6,814,500

--------------

19,724,250

--------------
Insurance --
Aegon NV#, 4.75%, due 11/1/04......    8,500,000
11,177,500

--------------
Manufacturing --
3 Com Corp.#, 10.25%, due 11/1/01..    6,750,000
11,036,992
Coeur D'Alene Mines Corp.,
 6.0%, due 6/10/02.................    3,000,000
2,677,500
ICN Pharmaceutical,
 8.5%, due 11/15/99................    5,000,000
5,577,800
Waban Inc., 6.5%, due 7/1/02.......    3,000,000
2,797,500

--------------

22,089,792

--------------
Oil & Gas --
Apache Corp.#, 6%, due 1/15/02.....    5,000,000
5,381,350

--------------
Pharmaceuticals --
Ciba-Geigy AG#,
 6.25%, due 3/15/16................    3,000,000
3,015,000

--------------

                      See notes to financial
statements.



Growth and Income Portfolio
Portfolio of Investments October 31, 1995 (continued)
-         -------------------------------------------------
----------------------------
                                     Principal
              Issuer                   Amount
Value
-------   ---------------------------- ------------
--------------
Printing & Publishing --
Time Warner, Inc.,
 8.75%, due 1/10/15................ $  8,349,550   $
8,714,843

--------------
Retailing --
Federated Department Stores,
 5%, due 10/1/03...................    4,000,000
3,866,760

--------------
TOTAL CONVERTIBLE CORPORATE NOTES
 AND BONDS
  (Cost $97,167,708)...............
109,138,857

--------------
U.S. GOVERNMENT OBLIGATIONS -- 0.9%
U.S. Treasury Bond,
  9.25%, due 02/15/16
  (Cost $14,430,500)...............   12,400,000
16,399,000

--------------
TOTAL LONG-TERM INVESTMENTS
 (Cost $1,387,696,657).............
1,601,651,957

--------------
SHORT-TERM INVESTMENTS -- 12.9%
U.S. GOVERNMENT OBLIGATIONS -- 0.2%
U.S. Treasury Bill, due 11/24/95@@
  (Cost $3,189,011)................    3,200,000
3,189,011

--------------
U.S. GOVERNMENT AGENCY SPONSORED
 OBLIGATIONS -- 1.9%
Federal National Mortgage
  Association, 5.5%, due 11/29/95
  (Cost $34,850,005)...............   35,000,000
34,850,005

--------------
                                     Principal
              Issuer                   Amount
Value
----------------------------------- ------------
--------------
COMMERCIAL PAPER -- 10.8%
Chemicals --
duPont (El) deNemours,
  5.71%, due 11/2/95............... $ 35,000,000   $
34,994,449

--------------
Financial Services --
Federal Home Loan Bank,
 5.64%, due 11/2/95................   20,000,000
19,996,867
Household Finance Corp.,
 5.8%, due 11/1/95 ................   41,042,000
41,042,000
JP Morgan, 5.72%, due 11/9/95......   35,000,000
34,955,511
Receivables Capital Corp.#,
 5.75%, due 11/15/95...............   35,000,000
34,921,736
Svenska Handelsbanken,
 5.75%, due 11/3/95................   35,000,000
34,988,819

--------------

165,904,933

--------------
TOTAL COMMERCIAL PAPER
  (Cost $200,899,382)..............
200,899,382

--------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $238,938,398)..............
238,938,398

--------------
TOTAL INVESTMENTS --
  (Cost $1,626,635,055)............        99.3%
$1,840,590,355

=================

---------------

@       =    Rate shown is the rate in effect at 10/31/95.
*       =    Non income producing security.
#       =    Security may only be sold to qualified
institutional
             investors.
@@      =    This security is pledged to cover financial
futures
             contracts.

Purchased Index Futures Outstanding


 Expiration     Number of     Nominal Value      Unrealized
                      Description (A)
    Date        Contracts      at 10/31/95
Appreciation
-----------------------------------------------------------
 -----------   ------------   --------------
------------
S & P 500 Futures..........................................
   Dec 95          300         $ 87,577,500      $1,362,579

---------------

(A)    =    One contract equals 500 shares.

                      See notes to financial statements.



Capital Growth Portfolio
Portfolio of Investments October 31, 1995
         --------------------------------------------------
----------------------------
              Issuer                   Shares
Value
---------   -------------------------- ------------
--------------
LONG-TERM INVESTMENTS -- 88.6%
COMMON STOCK -- 86.3%
Agricultural Products/
  Services -- 5.0%
AGCO Corp. ........................      435,000   $
19,466,250
Agrium, Inc. ......................       60,000
2,460,000
Case Corp. ........................      153,500
5,852,188
IMC Global, Inc. ..................      100,000
7,000,000
Mississippi Chemical...............      200,000
4,825,000
Terra Industries, Inc. ............      500,000
6,312,500
Vigoro Corp. ......................      110,000
4,771,250

------------

50,687,188

------------
Automotive -- 2.0%
Echlin, Inc. ......................      115,000
4,111,250
Lear Seating Corp. ................      160,000
4,440,000
Magna International, Inc. Class
 A.................................      100,000
4,325,000
Masland Corp. .....................      350,000
4,900,000
Strattec Security Corp. ...........       20,000
335,000
Titan Wheel International, Inc. ...      127,500
1,848,750

------------

19,960,000

------------
Banking -- 4.4%
BayBanks, Inc. ....................      175,000
14,175,000
Dime Bancorp, Inc.*................      200,000
2,125,000
Midlantic Corp., Inc. .............       50,000
2,650,000
Standard Federal Bancorporation....      450,000
15,975,000
Zions Bancorporation...............      150,000
10,387,500

------------

45,312,500

------------
Broadcasting -- 0.2%
People's Choice TV Corp.*..........       87,740
1,820,605

------------
Business Services -- 0.7%
Equifax, Inc. .....................      125,000
4,875,000
PHH Corp. .........................       50,000
2,187,500

------------

7,062,500

------------
Chemicals -- 0.9%
Hanna (M.A.) Co. ..................      150,000
3,843,750
Material Sciences Corp.*...........      200,000
3,325,000
The Geon Company...................      100,000
2,487,500

------------

9,656,250

------------
Computer Software -- 3.9%
American Management Systems,
 Inc.*.............................      150,000
4,331,250
BMC Software, Inc. ................      125,000
4,453,125
Computervision Corp.*..............      300,000
3,525,000
FileNet Corp.*.....................      190,000
8,621,250
Reynolds & Reynolds, Inc., Class
 A.................................      500,000
17,812,500
Symantec Corp.*....................       50,000
1,215,625

------------

39,958,750

------------
Computers/Computer Hardware -- 4.5%
Comdisco, Inc. ....................      350,000
10,675,000
Cornerstone Imaging, Inc.*.........       60,000
1,350,000
Inference Corp., Class A...........       41,650
505,006
Micros Systems, Inc.*..............      100,000
3,725,000
Read-Rite Corp. ...................      250,000
8,718,750
SCI Systems, Inc.*.................      400,000
14,050,000
Solectron Corp.*...................      175,000
7,043,750

------------

46,067,506

------------
              Issuer                   Shares
Value
----------------------------------- ------------
--------------
Construction Materials -- 1.7%
Manville Corp.*....................      500,000   $
5,812,500
Texas Industries Inc. .............      100,000
5,262,500
USG Corp. .........................      200,000
5,825,000

------------

16,900,000

------------
Consumer Products -- 4.7%
Black & Decker Corp. ..............      250,000
8,468,750
Danaher Corp. .....................      300,000
9,300,000
First Brands Corp. ................      100,000
4,575,000
Fleetwood Enterprises, Inc. .......      250,000
5,125,000
Lancaster Colony Corp. ............      125,000
4,156,250
Leggett & Platt Inc. ..............      200,000
4,800,000
Toro Co. ..........................      400,000
11,550,000

------------

47,975,000

------------
Diversified -- 0.4%
Albany International Corp., Class
 A.................................      200,000
4,150,000

------------
Electronics/Electrical Equipment -- 7.3%
Adaptec, Inc. .....................      150,000
6,675,000
ADT ltd. ..........................      400,000
5,600,000
AVX Corp. .........................      125,000
3,890,625
Belden, Inc. ......................      116,000
2,798,500
Harman International Industries,
 Inc. .............................      105,000
4,843,125
Integrated Device Technology,
 Inc.*.............................      275,000
5,225,000
ITI Technologies, Inc.*............       40,000
1,010,000
Lam Research Corp.*................       90,000
5,478,750
Linear Technology Corp. ...........       75,000
3,281,250
LTX Corp.* ........................      200,000
2,475,000
Mentor Graphics Corp. .............      250,000
5,250,000
Microchip Technology, Inc.*........      125,000
4,960,937
Tektronix Inc. ....................      100,000
5,925,000
Teradyne Inc.*.....................      130,000
4,338,750
Vishay Intertechnology, Inc. ......       50,600
1,783,650
Watkins-Johnson....................      100,000
4,812,500
Xilinx, Inc.*......................      125,000
5,750,000

------------

74,098,087

------------
Electronics Distributors -- 1.5%
Arrow Electronics, Inc.*...........      137,800
6,993,350
Marshall Industries*...............      225,000
7,931,250

------------

14,924,600

------------
Entertainment -- 1.1%
Bally Entertainment Corp.*.........      500,000
5,500,000
Integrity Music, Inc., Class A*....      200,000
475,000
Mirage Resorts, Inc.* .............      175,000
5,731,250

------------

11,706,250

------------
Financial Services -- 3.3%
Advanta Corp., Class A.............      200,000
7,750,000
DST Systems, Inc.*.................      174,500
3,664,500
Finova Group, Inc. ................      100,000
4,525,000
Green Tree Financial Corp. ........      450,000
11,981,250
National Auto Credit, Inc.*........      300,000
4,875,000
SEI Corp. .........................       62,200
1,321,750

------------

34,117,500

------------
Food/Beverage Products -- 1.6%
IBP, Inc. .........................      275,000
16,465,625

------------

                      See notes to financial
statements.



Capital Growth Portfolio
Portfolio of Investments October 31, 1995 (continued)
-         -------------------------------------------------
----------------------------
              Issuer                   Shares
Value
----   ------------------------------- ------------
--------------
Health Care -- 4.5%
Apria Healthcare Group, Inc.*......       60,000   $
1,297,500
Beckman Instruments, Inc. .........      200,000
6,625,000
Beverly Enterprises................      350,000
4,112,500
HealthCare COMPARE*................      175,000
6,475,000
Horizon/CMS Healthcare Corp. ......      250,000
5,062,500
OrNda Healthcorp*..................      500,000
8,812,500
Sybron International Corp.*........      130,000
5,525,000
Universal Health Services, Inc.,
 Class B*..........................      200,000
7,500,000

------------

45,410,000

------------
Home Building Construction -- 0.6%
Oakwood Homes Corp. ...............      150,000
5,625,000

------------
Insurance -- 6.1%
ACE, Ltd. #........................      170,000
5,780,000
American Re Corp. .................      150,000
5,737,500
Mid Ocean, Ltd.*...................      175,000
6,190,625
PartnerRe Holdings, Ltd. ..........       50,000
1,331,250
PXRE Corp. ........................      103,500
2,639,250
Reliance Group Holdings, Inc. .....      300,000
2,212,500
Reliastar Financial Corp. .........      325,000
13,568,750
SunAmerica, Inc. ..................      175,000
10,893,750
TIG Holdings Inc. .................      200,000
5,075,000
Transatlantic Holdings, Inc. ......       80,000
5,390,000
USF&G Corp. .......................      200,000
3,350,000

------------

62,168,625

------------
Machinery & Engineering Equipment -- 0.7%
Blount Inc., Class A...............       75,000
3,253,125
Precision Castparts Corp. .........      100,000
3,575,000

------------

6,828,125

------------
Manufacturing -- 5.7%
Duriron, Inc. .....................      100,000
2,675,000
Elsag Bailey Process Automation
 N.V.* ADR.........................      283,000
7,711,750
Furon Co. .........................      125,000
1,937,500
JLG Industries, Inc. ..............      200,000
4,700,000
Johnson Controls...................       85,000
4,951,250
Kennametal Inc. ...................      385,000
11,983,125
Mark IV Industries.................      200,000
3,900,000
Modine Manufacturing Co. ..........      350,000
9,625,000
NACCO Industries, Inc. Class A.....      100,000
5,725,000
Varity Corp.*......................      125,000
4,531,250

------------

57,739,875

------------
Metals/Mining -- 0.8%
Amcast Industrial Corp. ...........      200,000
3,400,000
Cleveland-Cliffs, Inc. ............       75,000
2,803,125
Commonwealth Aluminum Corp. .......      125,000
2,015,625

------------

8,218,750

------------
Oil & Gas -- 4.2%
Diamond Shamrock #.................      200,000
5,150,000
Noble Drilling Corp. ..............       27,097
189,681
Panhandle Eastern Corp. ...........      200,000
5,050,000
Smith International*...............      700,000
11,200,000
Total Petroleum of North America...      500,000
5,062,500
Triton Energy Corp. ...............      110,000
5,128,750
Union Texas Petroleum Holdings.....      225,000
4,050,000
Weatherford Enterra, Inc. .........      300,000
7,237,500

------------

43,068,431

------------
              Issuer                   Shares
Value
----------------------------------- ------------
--------------
Paper/Forest Products -- 1.3%
Boise Cascade Corp. ...............      125,000   $
4,531,250
Bowater, Inc. .....................      100,000
4,425,000
Rayonier, Inc. ....................      125,000
4,687,500

------------

13,643,750

------------
Printing & Publishing -- 0.4%
Pulitzer Publishing................      100,000
4,525,000

------------
Real Estate Investment
 Trust -- 2.8%
Avalon Properties, Inc. ...........      200,000
3,900,000
Bay Apartment Communities, Inc. ...      150,000
3,093,750
Developers Diversified Realty......       50,000
1,425,000
Evans Withycombe Residential,
 Inc. .............................      150,000
2,831,250
Home Properties of New York,
 Inc. .............................      222,400
3,753,000
Liberty Property Trust.............      200,000
4,050,000
Oasis Residential, Inc. ...........      200,000
4,350,000
ROC Communities, Inc. .............      100,000
2,250,000
Storage Trust Realty...............      100,000
1,962,500
Walden Residential Properties,
 Inc.,.............................       65,000
1,194,375

------------

28,809,875

------------
Retailing -- 6.6%
Baker (J.), Inc. ..................      150,000
862,500
Big B Inc. ........................      212,000
3,127,000
Casey's General Stores, Inc. ......      225,000
5,175,000
Circuit City Stores, Inc. .........      200,000
6,675,000
Dillard Department Stores, Inc.,
 Class A...........................      350,000
9,493,750
Eckerd Corp.*......................      300,000
11,887,500
Ethan Allen Interiors, Inc.*.......      471,000
9,302,250
General Nutrition Companies,
 Inc. .............................      280,000
6,965,000
Kroger Co.*........................      150,000
5,006,250
Mercantile Stores..................      200,000
8,975,000

------------

67,469,250

------------
Shipping/Transportation -- 2.7%
Consolidated Freightways...........      200,000
4,650,000
GATX Corp. ........................      200,000
9,500,000
Pittston Services Group............      250,000
6,875,000
XTRA Corp. ........................      100,000
4,387,500
Landstar System, Inc.*.............       65,000
1,706,250

------------

27,118,750

------------
Steel -- 0.5%
LTV Corp.*.........................      400,000
5,600,000

------------
Telecommunications -- 1.3%
Aspect Telecommunications Corp.*...      350,000
12,031,250
Mobilemedia Corp. .................       65,000
1,706,250

------------

13,737,500

------------
Textile Mill Products -- 1.0%
Springs Industries, Inc., Class
 A.................................      125,000
5,359,375
Warnaco Group, Inc., Class A.......      190,000
4,417,500

------------

9,776,875

------------
Utilities -- 3.9%
CINergy Corp. .....................      200,000
5,675,000
CMS Energy Corp. ..................      400,000
11,050,000
DQE, Inc. .........................      300,000
8,250,000
Pinnacle West Capital Corp. .......      300,000
8,250,000
Public Service Co. of Colorado.....      200,000
6,825,000

------------

40,050,000

------------

                      See notes to financial
statements.


Capital Growth Portfolio
Portfolio of Investments October 31, 1995 (continued)
         --------------------------------------------------
----------------------------

              Issuer                   Shares
Value
---   -------------------------------- ------------
--------------
TOTAL COMMON STOCK
 (Cost $775,067,805)...............                $
880,652,167

------------
PREFERRED STOCK -- 0.1%
Electronics/Electrical Equipment --
Comptronix, Ser. A, 6%.............        3,758
6,577

------------
Telecommunications --
LCI International, Inc., 5%........       10,000
478,750

------------
TOTAL PREFERRED STOCK
 (Cost $250,000)...................
485,327

------------
WARRANTS -- 0.1%
Oil & Gas --
BJ Services Co., Expires 1/15/15,
 strike price, $30.00
 (Cost $600).......................       60,000
270,000

------------

                                     Principal
                                       Amount
                                    ------------
CONVERTIBLE CORPORATE BONDS &
 NOTES -- 1.0%
Computer Software --
Softkey International Inc.#,
 5.5%, due 11/1/00................. $  5,000,000
4,235,200

------------
Computers/Computer Hardware --
Quantum Corp.#,
 6.375%, due 4/1/00................      250,000
265,000

------------
Health Care --
ICN Pharmaceutical,
 8.5%, due 11/15/99................    3,000,000
3,346,680
Surgical Laser Technology, Inc.,
 8.00%, due 7/30/99................        3,033
1,820
Shuler Homes,
 6.5%, due 1/15/03.................      300,000
252,375

------------

3,600,875

------------
Restaurants/Food Services --
Flagstar Companies, Inc.,
 10%, due 11/1/14..................      100,000
61,167

------------
Tire & Rubber --
Titan Wheel International,
 4.75%, due 12/1/00................    1,500,000
1,800,000

------------
                                     Principal
              Issuer                   Amount
Value
----------------------------------- ------------
--------------
TOTAL CONVERTIBLE CORPORATE BONDS &
 NOTES
 (Cost $10,140,800)................                $
9,962,242

------------
VARIABLE RATE NOTES -- 1.1%
Goldman Sachs #,
  5.85%, due 7/1/96@
  (Cost $12,000,000)............... $ 12,000,000
11,889,720

------------
TOTAL LONG-TERM INVESTMENTS
 (Cost $797,459,205)...............
903,259,456

------------
SHORT-TERM INVESTMENTS -- 10.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.9%
Federal Home Loan Bank, Discount
 Note, due 12/04/95................   20,000,000
19,897,517
Federal National Mortgage
 Association, Discount Note,
 due 11/15/95......................   20,000,000
19,956,133

------------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (Cost $39,853,650)................
39,853,650

------------
COMMERCIAL PAPER -- 6.5%
Household Finance Corp.,
  5.80%, due 11/01/95..............   26,325,000
26,325,000
Merrill Lynch, 5.73%, due
 11/10/95..........................   20,000,000
19,971,350
Receivables Capital Corp.,
 5.75%, due 11/15/95#..............   20,000,000
19,955,278

------------
TOTAL COMMERCIAL PAPER
 (Cost $66,251,628)................
66,251,628

------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $106,105,278)..............
106,105,278

------------
TOTAL INVESTMENTS --
 (Cost $903,564,483)...............        99.0%
$1,009,364,734

------------

------------

---------------

 *    =   Non-income producing security.
          Security may only be sold to qualified
 #    =   institutional investors.
 @    =   Rate shown is the rate in effect at 10/31/95

                      See notes to financial
statements.


International Equity Portfolio
Portfolio of Investments October 31, 1995
-----------------------------------------------------------
-------------------

 Value
                Issuer                   Shares
(USD)
-------   -------------------------------- ---------
-------------
LONG-TERM INVESTMENTS -- 93.4%
COMMON STOCK -- 93.2%
ARGENTINA -- 1.1%
Banking--
 Banco Frances del Rio de la Plata
   S.A., ADR...........................    13,500   $
295,313
Oil & Gas--
 YPF Sociedad, ADR.....................     5,000
85,625

-----------

380,938

-----------
CHILE -- 0.7%
Packaging --
 Cristalerias De Chile S.A., ADR.......    10,000
242,500

-----------
FINLAND -- 1.7%
Electronics/Electrical Equipment --
 Nokia AB, Ser. A......................     5,000
286,182
 Nokia AB, Ser. K Shares...............     1,800
105,145
Paper/Forest Products --
 Kymmene OY............................     7,485
204,511

-----------

595,838

-----------
FRANCE -- 5.8%
Automotive --
 Peugeot S.A.*.........................     1,000
130,439
Broadcasting & Publishing --
 TV Francaise..........................     1,055
109,097
Consumer Products --
 SEITA.................................     7,050
245,418
Financial Services --
 Cetelem Group*........................     1,950
311,457
Leisure --
 Salomon S.A...........................       433
250,215
Oil & Gas --
 Total S.A., Ser. B....................     3,200
198,022
Pharmaceuticals --
 Roussel-Uclaf.........................     1,500
246,340
Retailing --
 Docks De France.......................     3,318
505,496

-----------

1,996,484

-----------
GERMANY -- 6.4%
Banking --
 Commerzbank AG........................     1,062
245,922
Electronics/Electrical Equipment --
 Siemens AG............................       313
164,181
Machinery & Equipment --
 Mannesmann AG.........................       540
177,819
Pharmaceuticals --
 Altana Industrie-Aktien Und Anlagen
   AG..................................       800
465,404
Retailing --
 Asko Deutsche Kaufhaus AG.............       790
410,455
 Karstadt AG...........................       560
244,387
Utilities --
 VEBA AG...............................    11,700
480,573

-----------

2,188,741

-----------

Value
                Issuer                   Shares
(USD)
--------------------------------------- ---------
-------------
HONG KONG -- 3.0%
Banking --
 HSBC Holdings Plc.....................    42,024   $
621,215
Diversified --
 Jardine Matheson Holdings.............    70,000
427,000

-----------

1,048,215

-----------
INDONESIA -- 1.0%
Telecommunications --
 PT Indosat, ADR *.....................    10,000
331,250

-----------
IRELAND -- 1.9%
Banking --
 Bank of Ireland.......................    83,000
551,102
Insurance --
 Irish Life Plc........................    28,000
103,138

-----------

654,240

-----------
ITALY -- 1.8%
Telecommunications --
 Telecom Italia Mobile.................   287,374
483,457
 Stet D Risp Port, Non-Convertible
   Savings Shares......................    60,947
132,975

-----------

616,432

-----------
JAPAN -- 30.0%
Automotive --
 Hitachi Zosen Corp.,..................    45,000
221,380
 Nissan Motor Co, Ltd..................    85,000
573,622
Banking --
 Industrial Bank of Japan..............    13,000
354,736
Engineering Services --
 JGC Corp. ............................    26,000
282,263
Electronics/Electrical Equipment --
 Advantest Corp........................    16,000
907,624
 Fanuc Co..............................    21,000
909,873
 Keyence Corp..........................     8,000
985,867
 Kyocera Corp..........................    15,000
1,229,400
 Mitsubishi Electric Corp..............    70,000
523,057
 Murata Manufacturing Co., Ltd.........     5,000
171,646
 NEC Corp..............................    51,000
673,382
 Ushio Inc.............................    51,000
578,610
Financial Services --
 Credit Saison Co. Ltd.................     5,000
105,140
 New Japan Securities..................    72,000
338,012
Machinery & Engineering Equipment --
 Komori Corp...........................    21,000
497,041
 Mitsubishi Heavy Industries Ltd.......    75,000
578,757
 Shin Nippon Machinery.................     7,000
52,716
Retailing --
 Ito-Yokado Co. Ltd....................    12,000
656,071
Steel --
 Nippon Steel Company..................   114,000
377,974
Telecommunications --
 Tamura Electric Works.................    20,000
305,149

-----------

10,322,320

-----------

                      See notes to financial
statements.



International Equity Portfolio
Portfolio of Investments October 31, 1995 (continued)
         --------------------------------------------------
----------------------------

Value
                Issuer                   Shares
(USD)
--   ------------------------------------- ---------
-------------
MALAYSIA -- 2.8%
Construction Materials --
 Sungei Way Holdings Bhd...............    84,000   $
282,645
Packaging --
 Kian Joo Can Factory Bhd..............   169,500
667,060

-----------

949,705

-----------
NETHERLANDS -- 5.1%
Appliances & Household Durables --
 Philips Gloeilampen...................     4,000
154,577
Broadcasting & Publishing --
 Verenigde Nederlandse Uitgevbedri
   Verigd Bezit (VNU)..................     2,843
398,398
Financial Services --
 International Nederlanden Groep NV....     8,315
495,687
Food/Beverage Products --
 Heineken NV...........................     1,927
341,818
Telecommunications --
 Royal PTT Nederland NV................    10,010
351,951

-----------

1,742,431

-----------
SPAIN -- 3.1%
Banking --
 Banco Santander.......................    13,545
590,627
Steel --
 Acerinox SA -- New....................       294
30,989
Utilities --
 Iberdrola S.A.........................    60,787
458,375

-----------

1,079,991

-----------
SWEDEN -- 1.5%
Automotive --
 Autoliv AB............................     4,875
279,660
Machinery & Engineering Equipment --
 Svedala Industri AB-Free..............    10,000
253,706

-----------

533,366

-----------
SWITZERLAND -- 5.6%
Pharmaceuticals --
 Ciba-Geigy AG (Bearer Shares).........       300
258,962
 Ciba-Geigy AG (Registered Shares).....       390
337,682
 Roche Holding AG......................       102
741,214
 Sandoz AG (Registered Shares).........       540
445,680
 Sandoz AG (Bearer Shares).............       157
130,684

-----------

1,914,222

-----------
THAILAND -- 6.7%
Banking --
 Bangkok Metropolitan Bank (Foreign)...   480,000
515,001
 Krung Thai Bank Ltd. (Foreign)........   149,000
592,092
Financial Services --
 Finance One Co., Ltd. (Foreign).......    79,000
442,639
Steel --
 Sahaviriya Steel Industry (Foreign)...   180,000
418,438
Telecommunications --
 Loxley Company Ltd. (Foreign).........    16,000
321,717

-----------

2,289,887

-----------
UNITED KINGDOM -- 15.0%
Aerospace --
 British Aerospace Plc.................     7,629
85,510
Airlines --
 British Airways Plc...................    28,864
207,621

Value
                Issuer                   Shares
(USD)
--------------------------------------- ---------
-------------
Automotive --
 Cowie Group Plc.......................    35,218   $
165,915
Banking --
 Abbey National Plc....................    12,990
109,970
Broadcasting & Publishing --
 General Cable Plc.....................    86,000
256,280
Computers/Computer Hardware --
 Amstrad Plc...........................    42,044
193,752
Consumer Products --
 B.A.T. Industries Plc.................    31,296
256,780
Electronics/Electrical Equipment --
 General Electric Company Plc..........    18,783
93,239
Hotels/Other Lodging --
 Greenalls Group Plc...................    45,122
345,254
Industrial Components --
 McKechnie Group Plc...................    27,822
191,769
Insurance --
 General Accident Plc..................    26,898
274,912
 Lloyds Abbey Life Group...............    20,450
147,907
 Royal Insurance Holdings Plc..........    37,493
231,460
Machinery & Equipment --
 Powerscreen International Plc.........    25,754
156,751
 Senior Engineering Group Plc..........   101,176
158,350
 Vickers Plc...........................    22,933
90,999
Packaging --
 David S. Smith (Holdings) Plc.........    18,961
172,659
Pharmaceuticals --
 Glaxo Wellcome Plc....................    14,899
201,032
Restaurants/Food Services --
 Compass Group Plc.....................    13,556
92,152
Retailing --
 Tesco Plc.............................    67,925
322,148
Shipping/Transportation --
 Ocean Group Plc.......................    18,680
108,675
Telecommunications --
 British Telecommunications Plc........    14,512
86,377
Textile Mill Products and Apparel --
 Coats Viyella Plc.....................    49,341
145,866
 Dewhirst Group Plc....................    36,021
106,488
Utilities --
 Anglian Water Plc.....................    31,064
276,239
 National Power Plc....................    85,268
272,296
 South West Water Plc..................    23,885
189,177
 Thames Water Plc......................    24,205
201,469

-----------

5,141,047

-----------
TOTAL COMMON STOCK
 (Cost $29,074,450)....................
32,027,607

-----------
WARRANTS -- 0.2%
MALAYSIA --
Construction Materials --
 Sungei Way Holdings Bhd., expires
   06/29/99............................    12,000
14,168
Packaging --
 Kian Joo Can Factory Bhd, expires
   05/22/99............................    23,000
38,016

-----------
TOTAL WARRANTS
 (Cost $13,456)........................             $
52,184

-----------

                      See notes to financial
statements.



International Equity Portfolio
Portfolio of Investments October 31, 1995 (continued)
-----------------------------------------------------------
------------------
                                         Principal
                                         Amount
                                        (in local
Value
                                        currency)
(USD)
                                        ---------
-------------
CORPORATE BONDS AND NOTES -- .0%
FRANCE --
Banking --
 Societe Generale (FRF),
   3.50%, due 01/01/00
   (Cost $2,844).......................    15,840   $
3,573

-----------
TOTAL LONG-TERM INVESTMENTS
 (Cost $29,090,750)....................
32,083,364

-----------
SHORT-TERM INVESTMENTS -- 0.1%
MONEY MARKET DEPOSIT
  ACCOUNT -- 0.1%
                                        Principal
Value
                Issuer                   Amount
(USD)
--------------------------------------- ---------
-------------
UNITED STATES --
  Chase Manhattan Bank @ 4.0%, due
    11/01/95
    (Cost $51,623)..................... $  51,623   $
51,623

-----------
TOTAL INVESTMENTS --
  (Cost $29,142,373)...................     93.5%   $
32,134,987

-----------

-----------

---------------

*   = Non income producing security.
FRF  = French Francs
USD = United States Dollars
ADR = American Depositary Receipts
@  = Affiliated Issuer

                      See notes to financial
statements.



                                        PART C


                                 OTHER INFORMATION


Item 24.                                Financial Statements and Exhibits.

                                        (a)                 Financial
Statements.

                                                            The Financial
Statements for the Maxim Vista
                                                            Growth & Income
Portfolio and for Growth &
                                                            Income Portfolio
are included in Part B.

                                        (b)                 Exhibits.

                                                            Items (b)(1)-(10)
, b(12) and b(13) are
                                                            incorporated by
reference to Registrant's
                                                            Pre-Effective
Amendment No. 1 to its
                                                            Registration
Statement dated March 10, 1982.

                                                            Items (b)(5) and
(b)(8) are incorporated by
                                                            reference to
Registrant's Post-Effective
                                                            Amendment No. 24 d
ated March 1, 1993.
                                                            Computation of
Performance Quotations [Item
                                                            (b)(16)] is
incorporated by reference to
                                                            Registrant's Post
-Effective Amendment No. 18
                                                            to its
Registration Statement dated May 1,
                                                            1989.


                                                            (11)
   Written C onsents


                                                               (a)
       Written consent of


     Jorden Burt


      Berenson & Johnson,


      LLP.

  (b)                 Written consent of Deloitte &

                       Touche, LLP.

Item 25.                                Persons Controlled by or under Common
Control
                                        with Registrant.

                                                            The
organizational chart showing persons
                                                            controlled by or
under common control with
                                                            Registrant
follows this page.


Item 26.                                Number of Holders of Securities:

                                                            (1)

                         (2)


      Number of Record
Holders
                                        Title of Class

                         as of October
31, 1995

                                        Common Stock ($.10 par value)

                                                 - 1 -


Item 27.                                Indemnification.

                                        Item 4, Part II, of Registrant's Pre-
Effective
                                        Amendment No. 1 to its Registration
Statement is
                                        herein incorporated by reference.


Item 28.                                Business and Other Connections of
Investment
                                        Adviser.

                                        Part A to Item 5, Part II to
Registrant's Post-
                                        Effective Amendment No. 7 to its
Registration
                                        Statement is herein incorporated by
reference.

Item 29.                                Principal Underwriter.

                                        Not applicable.

Item 30.                                Location of Accounts and Records.

                                        Item 7, Part II, of Registrant's Pre-
Effective
                                        Amendment No. 1 to its Registration
Statement is
                                        herein incorporated by reference.


Item 31.                                Management Services.

                                        Not applicable.


Item 32.                                Undertakings.

                                        (a)  Not applicable.

                                        (b)  Not applicable.

                                        (c)  Registrant undertakes to furnish
 each person
                                        to whom a prospectus is delivered
with a copy of
                                        Registrant's latest annual report to
shareholders
                                        upon request and without charge.















                                  SIGNATURES



   As required by the Securities Act of
1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of this Registration Statement pursuant to Rule 485(b) and has duly caused Post-Effective Amendment No. 43 to the Registration
Statement to be signed on its behalf, in the City of Englewood, State of Colorado, on the 21st day of February, 1996.


                      MAXIM SERIES FUND, INC.

                                           (Registrant)



                       By:  /s/ D. Low

                           President (D. Low)

                    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to the
Registration Statement has been signed below by the following persons in the capacities and on the dates ind icated.

Signature and Title

                          Date



/s/ D. Low

                                              2/21/96
President  (D. Low)




/s/ D. Low

                                                2/21/96
Director  (D. Low)



/s/ R. Jennings*

                                              2/21/96
Director  (R. Jennings)



/s/ R.P. Koeppe *

                                 2/21/96
Director (R.P. Koeppe)



/s/ J.D. Motz

                                               2/21/96
Director  (J.D. Motz)



                                        S-1




Signature and Title

                          Date



/s/ S. Zisman*

                            2/21/96
Director (S. Zisman)



/s/ G.R. Derback

                            2/21/96
Treasurer  (G.R. Derback)



/s/ G.R. Derback

                            2/21/96
Principal Financial Officer
(G.R. Derback)



/s/ G.R. Derback

                            2/21/96
Principal Accounting Officer
(G.R. Derback)



*By: /s/ R.B. Lurie
    R.B. Lurie
    Attorney-in-fact pursuant to Powers of Attorney
filed under Post-Effective Amendment No. 19 to this
Registration Statement.






















                                                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Growth and Income Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Maxim Vista Growth & Income Portfolio, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, on the 21st day of February, 1996.


   GROWTH AND INCOME PORTFOLIO




   /s/ H. Richard Vartabedian


  H. Richard Vartabedian,

  Chairman


This Post-Effective Amendment to the Registration
Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


                    Signatures
                          Title
                          Date



/s/ H. Richard Vartabedian   Chairman and

                         2/21/96
H. Richard Vartabedian
                           Trustee



 /s/ Stuart W. Cragin Jr.    Trustee

                          2/21/96
Stuart W. Cragin, Jr.



 /s/ Fergus Reid, III        Trustee

                          2/21/96
Fergus Reid, III



 /s/ Irv Thode               Trustee

                          2/21/96
Irv Thode



                             Trustee


Richard E. Ten Haken










                              (11)(a)


            CONSENT OF JORDEN BURT BERENSON AND JOHNSON











                                           February 20 , 1996





Maxim Series Fund, Inc.
8515 East Orchard Road
Englewood, Colorado  80111

Ladies and Gentlemen:

                    We hereby consent to the use of our name under the caption "Legal
Counsel" in the Prospectus contained in Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (File No. 2-75503) filed by Maxim Series Fund, Inc. with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940.

                                                            Very truly yours,

                                                            /s/ Jorden Burt
Berenson & Johnson, LLP


                                                            JORDEN BURT
BERENSON & JOHNSON, LLP

                              (11)(b)


                 CONSENT OF DELOITTE & TOUCHE, LLP









INDEPENDENT AUDITORS' CONSENT



We consent to the use in this Post-Effective Amendment No. 43 to Registration Statement No. 2-75503 of Maxim Series Fund, Inc. of our report dated December 28, 1995 appearing in the Statement of Additional Information, which is part of such Registration Statement, and to the reference to us under the heading "Independent Auditors for the Fund and Growth & Income" appearing in the Prospectus, which is also part of such registration statment.



/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Denver, Colorado
February 21, 1996

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